UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management, LLC
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 66.49%
Auto Components - 0.03%
Minth Group, Ltd. (b)	338,000	$317,259
Beverages - 0.07%
Tsingtao Brewery Co., Ltd. (b)	120,000	664,383
Biotechnology - 0.42%
Alexion Pharmaceuticals, Inc. (a)	59,436	4,249,674
Capital Markets - 1.66%
Credit Suisse Group AG - ADR	229,505	5,388,777
Deutsche Bank AG (b)	164,184	6,216,006
UBS AG (a)(b)	424,879	5,026,319
		16,631,102
Chemicals - 3.28%
Agrium, Inc. (b)	32,366	2,172,082
American Vanguard Corp.	90,625	1,208,938
CF Industries Holdings, Inc.	30,012	4,351,140
China BlueChemical, Ltd. (b)	3,784,000	2,864,821
Monsanto Co.	91,214	6,391,365
Mosaic Co.	98,275	4,956,008
Potash Corp. of Saskatchewan, Inc. (b)	95,333	3,935,346
Scotts Miracle-Gro Co. - Class A	32,366	1,511,169
Sociedad Quimica y Minera de Chile SA - ADR	35,308	1,901,336
Terra Nitrogen Co. LP	21,774	3,649,540
		32,941,745
Construction Materials - 0.11%
Semen Gresik Persero Tbk PT (b)	893,000	1,127,637
Consumer Finance - 2.48%
Advance America Cash Advance Centers, Inc.	193,020	1,727,529
American Express Co.	72,971	3,442,042
Capital One Financial Corp.	118,872	5,027,097
Cash America International, Inc.	37,662	1,756,179
Discover Financial Services	183,016	4,392,384
Ezcorp, Inc. - Class A (a)	67,675	1,784,590
First Cash Financial Services, Inc. (a)	60,613	2,126,910
SLM Corp.	161,242	2,160,643
World Acceptance Corp. (a)	33,543	2,465,410
		24,882,784
Distributors - 0.24%
Jardine Cycle & Carriage, Ltd. (b)	66,000	2,448,572
Diversified Consumer Services - 0.12%
New Oriental Education & Technology Group - ADR (a)	51,620	1,241,461
Diversified Financial Services - 2.67%
Bank of America Corp.	739,124	4,109,530
Citigroup, Inc.	254,810	6,704,051
ING Groep N.V. - ADR (a)	930,378	6,670,810
JPMorgan Chase & Co.	279,525	9,294,206
		26,778,597
Electronic Equipment, Instruments & Components - 0.41%
SYNNEX Corp. (a)	51,197	1,559,460
Tech Data Corp. (a)	51,197	2,529,644
		4,089,104
Energy Equipment & Services - 0.68%
Helmerich & Payne, Inc.	116,518	6,799,991
Food & Staples Retailing - 4.43%
Costco Wholesale Corp.	76,502	6,374,147
CP ALL PCL (b)	1,756,100	2,880,449
CVS Caremark Corp.	271,875	11,087,062
Pricesmart, Inc.	59,436	4,136,151
Rite Aid Corp. (a)	2,007,287	2,529,182
Walgreen Co.	276,583	9,143,834
Wal-Mart Stores, Inc.	139,468	8,334,608
		44,485,433
Food Products - 0.52%
Golden Agri-Resources, Ltd. (b)	8,276,000	4,562,152
Uni-President China Holdings, Ltd. (b)	1,017,000	608,896
		5,171,048
Health Care Equipment & Supplies - 0.54%
Mindray Medical International, Ltd. - ADR	100,753	2,583,307
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	1,204,000	1,083,609
Supermax Corp. Bhd (b)	865,250	1,045,397
Top Glove Corp. Bhd (b)	427,200	673,817
		5,386,130
Health Care Providers & Services - 8.14%
Aetna, Inc.	132,407	5,586,251
AMERIGROUP Corp. (a)	152,415	9,004,678
Centene Corp. (a)	54,728	2,166,682
CIGNA Corp.	187,723	7,884,366
Coventry Health Care, Inc. (a)	312,480	9,490,018
Health Net, Inc. (a)	118,872	3,616,086
Humana, Inc.	144,765	12,682,862
Magellan Health Services, Inc. (a)	86,506	4,279,452
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)	619,000	1,002,629
Sinopharm Group Co., Ltd. (b)	341,600	820,727
UnitedHealth Group, Inc.	195,962	9,931,354
WellCare Health Plans, Inc. (a)	82,386	4,325,265
WellPoint, Inc.	164,773	10,916,211
		81,706,581
Health Care Technology - 2.07%
Allscripts Healthcare Solutions, Inc. (a)	268,933	5,093,591
Cerner Corp. (a)	104,160	6,379,800
Computer Programs & Systems, Inc.	23,539	1,203,078
HealthStream, Inc. (a)	58,847	1,085,727
Omnicell, Inc. (a)	64,732	1,069,373
SXC Health Solutions Corp. (a)	88,860	5,018,813
Transcend Services, Inc. (a)	37,074	879,766
		20,730,148
Hotels, Restaurants & Leisure - 0.17%
Gourmet Master Co., Ltd. (b)	260,400	1,745,804
Household Durables - 0.16%
Woongjin Coway Co., Ltd. (b)	50,170	1,593,943
Internet & Catalog Retail - 0.15%
GS Home Shopping, Inc. (b)	14,876	1,497,931
Internet Software & Services - 0.97%
Baidu, Inc. - ADR (a)	56,531	6,584,165
Daum Communications Corp. (b)	10,871	1,132,396
Netease.com, Inc. - ADR (a)	25,900	1,161,615
Tencent Holdings, Ltd. (b)	42,200	848,173
		9,726,349
IT Services - 3.38%
Alliance Data Systems Corp. (a)	21,185	2,199,850
Cardtronics, Inc. (a)	92,391	2,500,100
Convergys Corp. (a)	158,300	2,021,491
DST Systems, Inc.	45,313	2,062,648
Fiserv, Inc. (a)	55,317	3,249,321
Global Payments, Inc.	61,201	2,899,703
Jack Henry & Associates, Inc.	84,152	2,828,349
Mastercard, Inc. - Class A	11,181	4,168,500
NeuStar, Inc. - Class A (a)	68,263	2,332,547
Total System Services, Inc.	109,456	2,140,959
Visa, Inc. - Class A	40,605	4,122,626
Western Union Co.	186,546	3,406,330
		33,932,424
Machinery - 1.23%
United Tractors Tbk PT (b)	2,361,500	6,862,479
Weichai Power Co., Ltd. (b)	1,115,000	5,484,124
		12,346,603
Media - 0.80%
BEC World PCL (b)	2,242,200	3,198,067
Cheil Worldwide, Inc. (b)	126,700	2,084,171
Global Mediacom Tbk PT (b)	3,618,000	395,017
Lopez Holdings Corp. (b)	1,836,700	213,594
MCOT PCL (b)	312,600	265,041
Media Nusantara Citra Tbk PT (b)	11,256,000	1,626,177
Media Prima Bhd (b)	238,300	195,451
Star Publications Malaysia Bhd (b)	95,899	95,294
		8,072,812
Metals & Mining - 3.68%
Alcoa, Inc.	783,260	6,775,199
Allegheny Technologies, Inc.	30,012	1,434,574
Aluminum Corp. of China, Ltd. - ADR	140,645	1,518,966
Century Aluminum Co. (a)	191,254	1,627,572
Cliffs Natural Resources, Inc.	60,024	3,742,496
Kaiser Aluminum Corp.	72,971	3,347,909
Noranda Aluminum Holding Corp.	165,361	1,364,228
POSCO - ADR	46,309	3,801,969
Reliance Steel & Aluminum Co.	85,917	4,183,299
Schnitzer Steel Industries Inc. - Class A	57,671	2,438,330
Steel Dynamics, Inc.	83,563	1,098,853
Vale SA - ADR	159,477	3,420,782
Worthington Industries, Inc.	132,995	2,178,458
		36,932,635
Multiline Retail - 6.58%
Big Lots, Inc. (a)	104,748	3,955,284
Dillard's, Inc. - Class A	141,234	6,338,582
Dollar General Corp. (a)	92,391	3,800,966
Dollar Tree, Inc. (a)	58,259	4,841,906
Family Dollar Stores, Inc.	54,140	3,121,712
Golden Eagle Retail Group, Ltd. (b)	1,270,000	2,685,010
JC Penney Co., Inc.	250,102	8,791,085
Kohl's Corp.	148,296	7,318,408
Macy's, Inc.	308,949	9,941,979
New World Department Store China, Ltd. (b)	946,000	539,590
Nordstrom, Inc.	175,365	8,717,394
Parkson Holdings Bhd (b)	503,182	898,426
Target Corp.	99,452	5,093,931
		66,044,273
Oil, Gas & Consumable Fuels - 2.03%
Banpu PCL (b)	285,200	4,935,632
CVR Energy, Inc. (a)	85,329	1,598,212
Delek US Holdings, Inc.	137,703	1,571,191
HollyFrontier Corp.	88,860	2,079,324
Marathon Petroleum Corp.	61,201	2,037,381
Tesoro Corp. (a)	108,868	2,543,157
Valero Energy Corp.	116,518	2,452,704
Western Refining, Inc. (a)	82,386	1,094,910
World Fuel Services Corp.	49,432	2,075,156
		20,387,667
Personal Products - 0.22%
Amorepacific Corp. (b)	2,446	2,233,674
Pharmaceuticals - 5.81%
AstraZeneca PLC - ADR	108,279	5,012,235
Bristol-Myers Squibb Co.	197,139	6,947,178
Celltrion, Inc. (b)	30,248	953,127
China Pharmaceutical Group, Ltd. (b)	920,000	202,560
China Shineway Pharmaceutical Group, Ltd. (b)	422,000	598,774
Eli Lilly & Co.	145,353	6,040,871
Jazz Pharmaceuticals PLC (a)(b)	101,806	3,932,766
Kalbe Farma Tbk PT (b)	801,500	300,535
Medicines Co. (a)	105,925	1,974,442
Medicis Pharmaceutical Corp. - Class A	101,806	3,385,049
Merck & Co., Inc.	151,826	5,723,840
Novartis AG - ADR	100,041	5,719,344
Pfizer, Inc.	297,768	6,443,700
Sino Biopharmaceutical (b)	368,000	109,453
Tong Ren Tang Technologies Co., Ltd. (b)	405,000	443,244
United Laboratories International Holdings, Ltd. (b)	814,000	468,491
Viropharma, Inc. (a)	132,407	3,626,628
Watson Pharmaceuticals, Inc. (a)	105,925	6,391,514
		58,273,751
Real Estate Investment Trusts (REITs) - 5.40%
American Campus Communities, Inc.	108,102	4,535,960
Apartment Investment & Management Co. - Class A	233,611	5,352,028
BioMed Realty Trust, Inc.	176,349	3,188,390
Entertainment Properties Trust	71,452	3,123,167
Equity One, Inc.	190,953	3,242,382
HCP, Inc.	166,180	6,884,837
Home Properties, Inc.	74,786	4,305,430
Liberty Property Trust	135,378	4,180,473
Mack-Cali Realty Corp.	119,983	3,202,346
Plum Creek Timber Co, Inc.	146,106	5,341,635
Realty Income Corp.	95,388	3,334,765
Regency Centers Corp.	112,456	4,230,595
Weingarten Realty Investors	148,330	3,236,561
		54,158,569
Road & Rail - 3.01%
Canadian National Railway Co. (b)	55,332	4,346,882
CSX Corp.	303,064	6,382,528
Genesee & Wyoming, Inc. - Class A (a)	42,959	2,602,456
Kansas City Southern (a)	55,317	3,762,109
Norfolk Southern Corp.	88,860	6,474,340
Union Pacific Corp.	62,378	6,608,325
		30,176,640
Semiconductors & Semiconductor Equipment - 0.41%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	175,200	2,261,832
United Microelectronics Corp. - ADR	871,700	1,865,438
		4,127,270
Textiles, Apparel & Luxury Goods - 0.27%
361 Degrees International, Ltd. (b)	1,469,000	584,453
Pou Chen Corp. (b)	2,535,000	2,080,476
		2,664,929
Tobacco - 3.64%
Altria Group, Inc.	211,851	6,281,382
British American Tobacco PLC - ADR	59,436	5,639,288
Lorillard, Inc.	58,259	6,641,526
Philip Morris International, Inc.	108,868	8,543,961
Reynolds American, Inc.	134,172	5,557,404
Universal Corp.	83,563	3,840,555
		36,504,116
Transportation Infrastructure - 0.46%
Jasa Marga PT (b)	4,795,000	2,221,009
Zhejiang Expressway Co., Ltd. (b)	3,670,000	2,381,583
		4,602,592
Water Utilities - 0.16%
Guangdong Investment, Ltd. (b)	2,660,000	1,613,138
Wireless Telecommunication Services - 0.09%
Globe Telecom, Inc. (b)	34,830	899,838
TOTAL COMMON STOCKS (Cost $652,742,603)		$667,186,607

PREFERRED STOCKS - 0.39%
Food & Staples Retailing - 0.25%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	70,028	$2,551,120
Metals & Mining - 0.14%
Gerdau SA - ADR	174,188	1,360,409
TOTAL PREFERRED STOCKS (Cost $4,409,648)		$3,911,529

INVESTMENT COMPANIES - 10.65%
Exchange Traded Funds - 10.65%
iShares Barclays Aggregate Bond Fund	230,910	$25,457,828
iShares Barclays Intermediate Credit Bond Fund	112,637	12,072,434
iShares iBoxx Investment Grade Corporate Bond Fund	202,736	23,063,247
iShares JPMorgan USD Emerging Markets Bond Fund	93,082	10,215,749
Vanguard Total Bond Market ETF	302,634	25,282,044
WisdomTree Emerging Markets Local Debt Fund (d)	222,262	10,810,824
TOTAL INVESTMENT COMPANIES (Cost $106,384,608)		$106,902,126

	Troy Ounces	Fair Value
PRECIOUS METALS - 4.39%
Gold Bullion (a)(f)	23,828	$37,159,766
Silver (a)(f)	247,000	6,906,120
TOTAL PRECIOUS METALS (Cost $24,514,868)		$44,065,886

CORPORATE BONDS - 5.05%	Principal Amount	Fair Value
Beverages - 0.21%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$2,036,000	$2,113,588
Capital Markets - 0.52%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,540,000	2,624,887
Morgan Stanley
5.300%, 03/01/2013	2,530,000	2,561,683
		5,186,570
Chemicals - 0.21%
Dow Chemical Co.
7.600%, 05/15/2014	1,823,000	2,062,615
Diversified Financial Services - 0.72%
Citigroup, Inc.
5.500%, 04/11/2013	2,540,000	2,593,937
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	1,880,000	2,087,157
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,500,000	2,514,320
		7,195,414
Diversified Telecommunication Services - 0.42%
AT&T, Inc.
5.100%, 09/15/2014	2,368,000	2,609,882
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,450,000	1,576,148
		4,186,030
Electric Utilities - 0.36%
Duke Energy Corp.
3.950%, 09/15/2014	1,470,000	1,569,382
Exelon Corp.
4.900%, 06/15/2015	1,932,000	2,083,347
		3,652,729
Industrial Conglomerates - 0.27%
General Electric Co.
5.250%, 12/06/2017	2,355,000	2,706,470
Media - 0.46%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
7.625%, 05/15/2016	1,946,000	2,067,105
Time Warner Cable, Inc.
8.250%, 04/01/2019	2,028,000	2,550,812
		4,617,917
Metals & Mining - 0.61%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	1,918,000	2,040,035
Nabors Industries, Inc.
9.250%, 01/15/2019	1,629,000	2,051,880
Teck Resources, Ltd.
10.750%, 05/15/2019 (b)	1,677,000	2,048,657
		6,140,572
Oil, Gas & Consumable Fuels - 0.55%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,856,000	2,106,051
Enterprise Products Operating LP
5.600%, 10/15/2014	1,200,000	1,315,655
Petrobras International Finance Co. - PIFCo
6.125%, 10/06/2016 (b)	1,861,000	2,072,341
		5,494,047
Pharmaceuticals - 0.15%
Hospira, Inc.
6.050%, 03/30/2017	1,336,000	1,476,621
Semiconductors & Semiconductor Equipment - 0.15%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,351,000	1,559,942
Tobacco - 0.21%
Altria Group, Inc.
9.700%, 11/10/2018	1,589,000	2,140,707
Wireless Telecommunication Services - 0.21%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,902,000	2,098,277
TOTAL CORPORATE BONDS (Cost $50,754,448)		$50,631,499

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 9.01%
Money Market Funds - 9.01%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	90,371,768	$90,371,768
TOTAL SHORT-TERM INVESTMENTS (Cost $90,371,768)		$90,371,768

Total Investments (Cost $929,177,943) - 95.98%		$963,069,415
Other Assets in Excess of Liabilities - 4.02% (e)		40,361,332
TOTAL NET ASSETS - 100.00%		$1,003,430,747

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2011.
(d)	A portion of the security is considered illiquid. The market value of these securities total $10,810,824, which represent
1.08% of total net assets. If a fund purchases more than 1% of any class of security of a registered open-end investment company, such investment will be considered an illiquid investment.
(e)	All or a portion of the assets have been committed as collateral for open securities sold short.
(f)	The Leuthold Core Investment Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Core, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Core Investment Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 3.51%
Aerospace & Defense - 0.01%
DigitalGlobe, Inc.	7,826	$133,903
Airlines - 0.06%
United Continental Holdings, Inc.	29,411	554,986
Automobiles - 0.07%
Toyota Motor Corp. - ADR	10,849	717,444
Building Products - 0.05%
Lennox International, Inc.	9,097	307,024
USG Corp.	20,710	210,413
		517,437
Capital Markets - 0.21%
Blackstone Group LP	40,755	570,977
Goldman Sachs Group, Inc.	7,190	650,192
Greenhill & Co., Inc.	5,213	189,597
Jefferies Group, Inc.	29,524	405,955
Stifel Financial Corp.	10,623	340,467
		2,157,188
Chemicals - 0.02%
Chemtura Corp.	17,347	196,715
Commercial Banks - 0.02%
Wintrust Financial Corp.	6,329	177,528
Commercial Services & Supplies - 0.04%
Geo Group, Inc.	11,584	194,032
Ritchie Bros Auctioneers, Inc. (b)	10,962	242,041
		436,073
Communications Equipment - 0.28%
Acme Packet, Inc.	17,701	547,138
Aruba Networks, Inc.	25,272	468,037
Ciena Corp.	56,054	678,253
JDS Uniphase Corp.	57,043	595,529
Riverbed Technology, Inc.	21,119	496,297
		2,785,254
Computers & Peripherals - 0.06%
NetApp, Inc.	15,440	560,009
Construction & Engineering - 0.03%
The Shaw Group, Inc.	12,785	343,916
Construction Materials - 0.11%
Eagle Materials, Inc.	6,738	172,897
Texas Industries, Inc.	6,541	201,332
Vulcan Materials Co.	19,410	763,784
		1,138,013
Containers & Packaging - 0.06%
Rock-Tenn Co. - Class A	10,327	595,868
Diversified Telecommunication Services - 0.04%
TW Telecom, Inc.	18,845	365,216
Electronic Equipment, Instruments & Components - 0.06%
AU Optronics Corp. - ADR	82,019	354,322
LG Display Co., Ltd. - ADR	19,735	207,810
		562,132
Energy Equipment & Services - 0.06%
Dril-Quip, Inc.	8,716	573,687
Health Care Equipment & Supplies - 0.04%
Align Technology, Inc.	10,553	250,370
HeartWare International, Inc.	2,500	172,500
		422,870
Health Care Providers & Services - 0.02%
Brookdale Senior Living, Inc.	12,869	223,792
Hotels, Restaurants & Leisure - 0.16%
Arcos Dorados Holdings, Inc. - Class A (b)	18,195	373,544
Home Inns & Hotels Management, Inc. - ADR	13,632	351,706
Marriott International, Inc. - Class A	19,495	568,669
Orient-Express Hotels Ltd. - Class A (b)	15,228	113,753
Vail Resorts, Inc.	4,634	196,296
		1,603,968
Household Durables - 0.35%
D.R. Horton, Inc.	46,660	588,383
MDC Holdings, Inc.	21,840	385,039
Mohawk Industries, Inc.	11,669	698,390
NVR, Inc.	763	523,418
PulteGroup, Inc.	81,129	511,924
Sony Corp. - ADR	22,320	402,653
Toll Brothers, Inc.	18,365	375,013
		3,484,820
Independent Power Producers & Energy Traders - 0.06%
Calpine Corp.	34,299	560,103
Industrial Conglomerates - 0.06%
Koninklijke Philips Electronics N.V. - NYS	26,332	551,655
Insurance - 0.24%
Aspen Insurance Holdings, Ltd. (b)	9,465	250,823
China Life Insurance Co., Ltd. - ADR	14,423	533,218
PartnerRe, Ltd. (b)	8,405	539,685
Platinum Underwriters Holdings, Ltd. (b)	5,312	181,192
RenaissanceRe Holdings, Ltd. (b)	8,871	659,736
Validus Holdings Ltd. (b)	8,716	274,554
		2,439,208
Internet Software & Services - 0.11%
LogMeIn, Inc.	4,831	186,235
MercadoLibre, Inc. (b)	7,911	629,241
WebMD Health Corp.	8,306	311,890
		1,127,366
Life Sciences Tools & Services - 0.06%
Illumina, Inc.	20,463	623,712
Media - 0.21%
Imax Corp. (b)	27,617	506,220
Lamar Advertising Co. - Class A	8,631	237,352
Liberty Global, Inc. - Class A	10,468	429,502
Live Nation Entertainment, Inc.	33,536	278,684
Virgin Media, Inc.	28,649	612,516
		2,064,274
Metals & Mining - 0.03%
Ivanhoe Mines, Ltd. (b)	18,986	336,432
Oil, Gas & Consumable Fuels - 0.22%
Carrizo Oil & Gas, Inc.	22,560	594,456
Inergy LP	9,790	239,072
McMoRan Exploration Co.	33,565	488,371
Quicksilver Resources, Inc.	85,042	570,632
Teekay Corp. (b)	12,855	343,614
		2,236,145
Paper & Forest Products - 0.06%
Louisiana-Pacific Corp.	78,120	630,428
Professional Services - 0.03%
IHS, Inc. - Class A	3,404	293,289
Real Estate Investment Trusts (REITs) - 0.29%
American Tower Corp.	10,581	634,966
Boston Properties, Inc.	4,074	405,770
Brandywine Realty Trust	47,451	450,784
Corporate Office Properties Trust	10,807	229,757
DiamondRock Hospitality Co.	25,188	242,812
ProLogis, Inc.	20,413	583,608
Ventas, Inc.	7,459	411,215
		2,958,912
Semiconductors & Semiconductor Equipment - 0.18%
Cree, Inc.	23,097	509,058
Micron Technology, Inc.	112,052	704,807
NXP Semiconductor N.V. (b)	24,326	373,891
Power Integrations, Inc.	7,459	247,340
		1,835,096
Software - 0.14%
RealPage, Inc.	9,422	238,094
Salesforce.com, Inc.	4,492	455,758
Synchronoss Technologies, Inc.	5,778	174,553
Take-Two Interactive Software, Inc.	14,494	196,394
Taleo Corp. - Class A	9,027	349,255
		1,414,054
Wireless Telecommunication Services - 0.07%
SBA Communications Corp. - Class A	15,864	681,517
TOTAL COMMON STOCKS (Proceeds $35,151,304)		$35,303,010
PREFERRED STOCKS - 0.02%
Airlines - 0.02%
Gol Linhas Aereas Inteligentes SA - ADR	23,874	$158,285
TOTAL PREFERRED STOCKS (Proceeds $197,690)		$158,285

RIGHTS - 0.0%
Gol Linhas Aereas Inteligentes SA - ADR
Expiration: January 20, 2012, Exercise Price: $13.02	1,189	$-
TOTAL RIGHTS (Proceeds $0)		$-

INVESTMENT COMPANIES - 0.51%
Exchange Traded Funds - 0.51%
iShares Russell 2000 Index Fund	17,771	$1,309,545
SPDR Dow Jones Industrial Average ETF Trust	30,951	3,771,379
TOTAL INVESTMENT COMPANIES (Proceeds $4,921,728)		$5,080,924

TOTAL SECURITIES SOLD SHORT
(Proceeds $40,270,722) - 4.04%		$40,542,219

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$929,703,546
Gross unrealized appreciation	$90,568,479
Gross unrealized depreciation	(57,202,610)
Net unrealized appreciation	$33,365,869

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2011
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$656,172,459	$11,014,148		$-	$667,186,607
Preferred Stocks	3,911,529	-		-	3,911,529
Exchange Traded Funds	106,902,126	-		-	106,902,126
Precious Metals	-	44,065,886		-	44,065,886
Corporate Bonds	-	50,631,499		-	50,631,499
Money Market Funds	90,371,768	-		-	90,371,768

Total Investments in Securities	$857,357,882	$105,711,533		$-	$963,069,415

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks - Short	$35,303,010	$-		$-	$35,303,010
Preferred Stocks - Short	158,285	-		-	158,285
Rights - Short	-	0	*	-	-
Exchange Traded Funds - Short	5,080,924	-		-	5,080,924

Total Securities Sold Short	$40,542,219	$-		$-	$40,542,219

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

* Rights valued at $0 at December 31, 2011.

Leuthold Asset Allocation Fund
Consolidated Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 67.87%
Aerospace & Defense - 0.30%
Raytheon Co.	54,860	$2,654,127
Auto Components - 0.64%
Autoliv, Inc. (b)	46,420	2,483,006
Cooper Tire & Rubber Co.	213,109	2,985,657
Minth Group, Ltd. (b)	300,000	281,590
		5,750,253
Beverages - 1.07%
Molson Coors Brewing Co. - Class B	206,779	9,003,158
Tsingtao Brewery Co., Ltd. (b)	106,000	586,872
		9,590,030
Biotechnology - 1.22%
Biogen Idec, Inc. (a)	33,760	3,715,288
Celgene Corp. (a)	70,592	4,772,019
Human Genome Sciences, Inc. (a)	166,839	1,232,940
Vertex Pharmaceuticals, Inc. (a)	35,692	1,185,332
		10,905,579
Capital Markets - 0.83%
Ameriprise Financial, Inc.	50,494	2,506,522
Bank of New York Mellon Corp.	120,269	2,394,556
Janus Capital Group, Inc.	194,135	1,224,992
KKR & Co. LP	105,499	1,353,552
		7,479,622
Chemicals - 2.33%
Agrium, Inc. (b)	48,530	3,256,848
CF Industries Holdings, Inc.	35,870	5,200,433
China BlueChemical, Ltd. (b)	3,352,000	2,537,759
Huntsman Corp.	103,389	1,033,890
Kronos Worldwide, Inc.	44,310	799,352
Mosaic Co.	65,410	3,298,626
Potash Corp. of Saskatchewan, Inc. (b)	54,860	2,264,621
Westlake Chemical Corp.	61,190	2,462,286
		20,853,815
Commercial Banks - 0.93%
Canadian Imperial Bank of Commerce (b)	48,530	3,512,116
M&T Bank Corp.	31,650	2,416,161
PNC Financial Services Group, Inc.	42,212	2,434,366
		8,362,643
Communications Equipment - 0.31%
Cisco Systems, Inc.	151,919	2,746,695
Computers & Peripherals - 1.61%
Apple Inc. (a)	10,550	4,272,750
Hewlett-Packard Co.	177,239	4,565,677
Seagate Technology PLC (b)	339,708	5,571,211
		14,409,638
Construction & Engineering - 0.25%
KBR, Inc.	80,180	2,234,617
Construction Materials - 0.11%
Semen Gresik Persero Tbk PT (b)	778,000	982,421
Consumer Finance - 1.79%
American Express Co.	99,170	4,677,849
Cash America International, Inc.	56,970	2,656,511
Discover Financial Services	204,669	4,912,056
Ezcorp, Inc. - Class A (a)	145,589	3,839,182
		16,085,598
Distributors - 0.24%
Jardine Cycle & Carriage, Ltd. (b)	58,000	2,151,775
Diversified Consumer Services - 0.27%
DeVry, Inc.	34,182	1,314,639
New Oriental Education & Technology Group - ADR (a)	45,716	1,099,470
		2,414,109
Diversified Financial Services - 0.76%
CBOE Holdings, Inc.	132,929	3,437,544
NASDAQ OMX Group, Inc. (a)	139,259	3,413,238
		6,850,782
Diversified Telecommunication Services - 1.47%
Telecom Corp of New Zealand, Ltd. - ADR	225,769	1,803,894
Verizon Communications, Inc.	282,739	11,343,489
		13,147,383
Electric Utilities - 2.13%
American Electric Power Co., Inc.	86,510	3,573,728
Cleco Corp.	67,520	2,572,512
Edison International	183,569	7,599,756
PPL Corp.	181,459	5,338,524
		19,084,520
Electronic Equipment, Instruments & Components - 0.73%
Arrow Electronics, Inc. (a)	99,170	3,709,950
Corning, Inc.	217,329	2,820,930
		6,530,880
Energy Equipment & Services - 0.84%
Ensco PLC - ADR	48,530	2,277,027
Seadrill, Ltd. (b)	105,499	3,500,457
Transocean, Ltd. (b)	46,420	1,782,064
		7,559,548
Food & Staples Retailing - 1.33%
CP ALL PCL (b)	1,555,300	2,551,086
Walgreen Co.	139,259	4,603,903
Wal-Mart Stores, Inc.	80,180	4,791,557
		11,946,546
Food Products - 1.78%
Archer-Daniels-Midland Co.	84,400	2,413,840
ConAgra Foods, Inc.	187,789	4,957,630
Golden Agri-Resources, Ltd. (b)	7,329,000	4,040,118
Smithfield Foods, Inc. (a)	164,579	3,995,978
Uni-President China Holdings, Ltd. (b)	901,000	539,444
		15,947,010
Health Care Equipment & Supplies - 1.73%
Baxter International, Inc.	63,300	3,132,084
Medtronic, Inc.	132,929	5,084,534
Mindray Medical International, Ltd. - ADR	89,230	2,287,857
Shandong Weigao Group Medical Polymer Co., Ltd. (b)	1,068,000	961,208
Supermax Corp. Bhd (b)	803,250	970,488
Top Glove Corp. Bhd (b)	396,600	625,552
Zimmer Holdings, Inc. (a)	46,420	2,479,757
		15,541,480
Health Care Providers & Services - 3.53%
Aetna, Inc.	196,229	8,278,902
AmerisourceBergen Corp.	116,049	4,315,862
Coventry Health Care, Inc. (a)	75,960	2,306,905
Humana, Inc.	63,300	5,545,713
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)	548,200	887,950
Sinopharm Group Co., Ltd. (b)	302,400	726,545
UnitedHealth Group, Inc.	48,530	2,459,500
WellCare Health Plans, Inc. (a)	52,750	2,769,375
WellPoint, Inc.	65,410	4,333,413
		31,624,165
Hotels, Restaurants & Leisure - 0.19%
Gourmet Master Co., Ltd. (b)	258,300	1,731,725
Household Durables - 0.17%
Woongjin Coway Co., Ltd. (b)	46,570	1,479,568
Industrial Conglomerates - 0.46%
General Electric Co.	132,929	2,380,758
Siemens AG - ADR	18,152	1,735,513
		4,116,271
Insurance - 1.51%
ACE, Ltd. (b)	62,471	4,380,467
Sun Life Financial, Inc. (b)	213,109	3,946,779
Travelers Companies, Inc.	88,620	5,243,645
		13,570,891
Internet & Catalog Retail - 0.17%
GS Home Shopping, Inc. (b)	14,788	1,489,069
Internet Software & Services - 1.52%
Baidu, Inc. - ADR (a)	50,065	5,831,071
Daum Communications Corp. (b)	10,528	1,096,667
Netease.com, Inc. - ADR (a)	132,657	5,949,666
Tencent Holdings, Ltd. (b)	37,400	751,698
		13,629,102
IT Services - 1.56%
CACI International Inc. - Class A (a)	35,870	2,005,850
Global Payments, Inc.	80,180	3,798,929
Mastercard, Inc. - Class A	12,660	4,719,901
Visa, Inc. - Class A	33,760	3,427,653
		13,952,333
Machinery - 2.48%
AGCO Corp. (a)	99,170	4,261,335
Caterpillar, Inc.	25,320	2,293,992
Eaton Corp.	109,096	4,748,949
United Tractors Tbk PT (b)	2,091,500	6,077,863
Weichai Power Co., Ltd. (b)	987,000	4,854,557
		22,236,696
Media - 0.81%
BEC World PCL (b)	1,953,100	2,785,721
Cheil Worldwide, Inc. (b)	117,625	1,934,890
Global Mediacom Tbk PT (b)	3,504,000	382,571
Lopez Holdings Corp. (b)	1,778,200	206,791
MCOT PCL (b)	302,700	256,647
Media Nusantara Citra Tbk PT (b)	9,968,500	1,440,169
Media Prima Bhd (b)	230,800	189,300
Star Publications Malaysia Bhd (b)	92,901	92,315
		7,288,404
Metals & Mining - 0.67%
Alcoa, Inc.	362,637	3,136,810
POSCO - ADR	20,166	1,655,629
Thompson Creek Metals Co., Inc. (a)(b)	177,239	1,233,583
		6,026,022
Multiline Retail - 1.01%
Dillard's, Inc. - Class A	61,190	2,746,207
Golden Eagle Retail Group, Ltd. (b)	1,125,000	2,378,454
JC Penney Co., Inc.	73,850	2,595,827
New World Department Store China, Ltd. (b)	838,000	477,988
Parkson Holdings Bhd (b)	467,125	834,047
		9,032,523
Multi-Utilities - 0.76%
Alliant Energy Corp.	154,029	6,794,219
Office Electronics - 0.12%
Canon, Inc. - ADR	25,320	1,115,093
Oil, Gas & Consumable Fuels - 7.12%
Banpu PCL (b)	252,600	4,371,461
Chevron Corp.	105,500	11,225,200
ConocoPhillips	143,479	10,455,315
CVR Energy, Inc. (a)	261,639	4,900,499
Encana Corp. (b)	116,049	2,150,388
Exxon Mobil Corp.	61,190	5,186,464
HollyFrontier Corp.	71,740	1,678,716
Peabody Energy Corp.	61,190	2,026,001
PetroChina Co., Ltd. - ADR	27,430	3,409,823
Petroleo Brasileiro SA - ADR	101,279	2,516,783
Royal Dutch Shell PLC - ADR	71,740	5,243,477
Sasol, Ltd. - ADR	25,320	1,200,168
Tesoro Corp. (a)	97,060	2,267,322
Valero Energy Corp.	196,229	4,130,620
Western Refining, Inc. (a)	229,989	3,056,554
		63,818,791
Personal Products - 1.03%
Amorepacific Corp. (b)	2,432	2,220,889
Avon Products, Inc.	203,180	3,549,555
Herbalife, Ltd. (b)	67,520	3,488,758
		9,259,202
Pharmaceuticals - 5.13%
AstraZeneca PLC - ADR	59,080	2,734,813
Celltrion, Inc. (b)	29,294	923,066
China Pharmaceutical Group, Ltd. (b)	814,000	179,221
China Shineway Pharmaceutical Group, Ltd. (b)	374,000	530,667
Eli Lilly & Co.	160,360	6,664,562
Forest Laboratories, Inc. (a)	109,719	3,320,097
Jazz Pharmaceuticals PLC (a)(b)	99,170	3,830,937
Johnson & Johnson	71,740	4,704,709
Kalbe Farma Tbk PT (b)	776,500	291,161
Merck & Co., Inc.	143,479	5,409,158
Pfizer, Inc.	489,518	10,593,170
Shire PLC - ADR	56,970	5,919,183
Sino Biopharmaceutical (b)	356,000	105,884
Tong Ren Tang Technologies Co., Ltd. (b)	359,000	392,901
United Laboratories International Holdings, Ltd. (b)	720,000	414,390
		46,013,919
Professional Services - 0.19%
Manpower, Inc.	48,174	1,722,220
Real Estate Investment Trusts (REITs) - 5.35%
American Campus Communities, Inc.	95,738	4,017,166
Apartment Investment & Management Co. - Class A	206,892	4,739,896
BioMed Realty Trust, Inc.	156,180	2,823,734
Entertainment Properties Trust	63,280	2,765,969
Equity One, Inc.	169,113	2,871,539
HCP, Inc.	147,174	6,097,419
Home Properties, Inc.	66,233	3,813,034
Liberty Property Trust	119,895	3,702,358
Mack-Cali Realty Corp.	106,260	2,836,079
Plum Creek Timber Co, Inc.	129,396	4,730,718
Realty Income Corp.	84,478	2,953,351
Regency Centers Corp.	99,594	3,746,726
Weingarten Realty Investors	131,365	2,866,384
		47,964,373
Semiconductors & Semiconductor Equipment - 3.66%
Applied Materials, Inc.	415,668	4,451,804
ASML Holding N.V. - NYS	101,279	4,232,449
Brooks Automation, Inc.	272,189	2,795,381
Intel Corp.	99,170	2,404,873
Intersil Corp. - Class A	105,499	1,101,410
KLA-Tencor Corp.	105,499	5,090,327
ON Semiconductor Corp. (a)	175,129	1,351,996
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	155,162	2,003,141
Texas Instruments, Inc.	202,559	5,896,493
TriQuint Semiconductor, Inc. (a)	373,468	1,818,789
United Microelectronics Corp. - ADR	772,002	1,652,084
		32,798,747
Software - 1.87%
Activision Blizzard, Inc.	390,348	4,809,087
Check Point Software Technologies, Ltd. (a)(b)	73,850	3,880,079
Microsoft Corp.	312,278	8,106,737
		16,795,903
Specialty Retail - 1.25%
Best Buy Co., Inc.	141,369	3,303,793
Foot Locker, Inc.	170,909	4,074,471
Mens Wearhouse, Inc.	82,290	2,667,019
Staples, Inc.	84,400	1,172,316
		11,217,599
Textiles, Apparel & Luxury Goods - 0.29%
361 Degrees International, Ltd. (b)	1,301,000	517,613
Pou Chen Corp. (b)	2,520,000	2,068,166
		2,585,779
Tobacco - 2.74%
British American Tobacco PLC - ADR	65,410	6,206,101
Lorillard, Inc.	29,540	3,367,560
Philip Morris International, Inc.	78,070	6,126,933
Reynolds American, Inc.	213,109	8,826,975
		24,527,569
Transportation Infrastructure - 0.45%
Jasa Marga PT (b)	4,246,500	1,966,948
Zhejiang Expressway Co., Ltd. (b)	3,250,000	2,109,031
		4,075,979
Water Utilities - 0.16%
Guangdong Investment, Ltd. (b)	2,356,000	1,428,780
Wireless Telecommunication Services - 1.00%
China Mobile, Ltd. - ADR	46,420	2,250,906
Globe Telecom, Inc. (b)	37,220	961,584
NII Holdings, Inc. (a)	48,530	1,033,689
Vodafone Group PLC - ADR	166,689	4,672,292
		8,918,471
TOTAL COMMON STOCKS (Cost $555,586,951)		$608,442,484

INVESTMENT COMPANIES - 10.53%
Exchange Traded Funds - 10.53%
iShares Barclays Aggregate Bond Fund	203,783	$22,467,076
iShares Barclays Intermediate Credit Bond Fund	99,754	10,691,634
iShares iBoxx Investment Grade Corporate Bond Fund	178,447	20,300,131
iShares JPMorgan USD Emerging Markets Bond Fund	82,149	9,015,853
Vanguard Total Bond Market ETF	267,086	22,312,364
WisdomTree Emerging Markets Local Debt Fund	196,841	9,574,346
TOTAL INVESTMENT COMPANIES (Cost $93,903,251)		$94,361,404

	Troy Ounces	Fair Value
PRECIOUS METALS - 4.83%
Gold Bullion (a)(e)	23,394	$36,482,943
Silver (a)(e)	244,000	6,822,240
TOTAL PRECIOUS METALS (Cost $24,006,584)		$43,305,183

	Principal Amount	Fair Value
CORPORATE BONDS - 5.49%
Beverages - 0.23%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$2,001,000	$2,077,254
Capital Markets - 0.54%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	2,360,000	2,438,871
Morgan Stanley
5.300%, 03/01/2013	2,350,000	2,379,429
		4,818,300
Chemicals - 0.23%
Dow Chemical Co.
7.600%, 05/15/2014	1,791,000	2,026,409
Diversified Financial Services - 0.76%
Citigroup, Inc.
5.500%, 04/11/2013	2,360,000	2,410,115
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	1,847,000	2,050,521
JPMorgan Chase & Co.
3.150%, 07/05/2016	2,380,000	2,393,633
		6,854,269
Diversified Telecommunication Services - 0.46%
AT&T, Inc.
5.100%, 09/15/2014	2,327,000	2,564,694
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	1,425,000	1,548,974
		4,113,668
Electric Utilities - 0.40%
Duke Energy Corp.
3.950%, 09/15/2014	1,444,000	1,541,624
Exelon Corp.
4.900%, 06/15/2015	1,899,000	2,047,762
		3,589,386
Industrial Conglomerates - 0.30%
General Electric Co.
5.250%, 12/06/2017	2,314,000	2,659,351
Media - 0.51%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
7.625%, 05/15/2016	1,912,000	2,030,989
Time Warner Cable, Inc.
8.250%, 04/01/2019	1,992,000	2,505,532
		4,536,521
Metals & Mining - 0.67%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	1,884,000	2,003,871
Nabors Industries, Inc.
9.250%, 01/15/2019	1,600,000	2,015,352
Teck Resources, Ltd.
10.750%, 05/15/2019 (b)	1,648,000	2,013,230
		6,032,453
Oil, Gas & Consumable Fuels - 0.60%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,823,000	2,068,605
Enterprise Products Operating LP
5.600%, 10/15/2014	1,180,000	1,293,727
Petrobras International Finance Co. - PIFCo
6.125%, 10/06/2016 (b)	1,829,000	2,036,707
		5,399,039
Pharmaceuticals - 0.16%
Hospira, Inc.
6.050%, 03/30/2017	1,313,000	1,451,200
Semiconductors & Semiconductor Equipment - 0.17%
KLA-Tencor Corp.
6.900%, 05/01/2018	1,327,000	1,532,230
Tobacco - 0.23%
Altria Group, Inc.
9.700%, 11/10/2018	1,561,000	2,102,985
Wireless Telecommunication Services - 0.23%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	1,869,000	2,061,871
TOTAL CORPORATE BONDS (Cost $49,376,991)		$49,254,936

SHORT-TERM INVESTMENTS - 7.19%	Shares	Fair Value
Money Market Funds - 7.19%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	64,474,641	$64,474,641
TOTAL SHORT-TERM INVESTMENTS (Cost $64,474,641)		$64,474,641

Total Investments (Cost $787,348,418) - 95.91%		$859,838,648
Other Assets in Excess of Liabilities - 4.09% (d)		36,701,550
TOTAL NET ASSETS - 100.00%		$896,540,198

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2011.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.
(e)	The Leuthold Asset Allocation Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Asset Allocation, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Asset Allocation Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Asset Allocation Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 3.52%
Aerospace & Defense - 0.01%
DigitalGlobe, Inc.	6,998	$119,736
Airlines - 0.06%
United Continental Holdings, Inc.	26,298	496,243
Automobiles - 0.07%
Toyota Motor Corp. - ADR	9,701	641,527
Building Products - 0.05%
Lennox International, Inc.	8,135	274,556
USG Corp.	18,517	188,133
		462,689
Capital Markets - 0.22%
Blackstone Group LP	36,441	510,538
Goldman Sachs Group, Inc.	6,429	581,375
Greenhill & Co., Inc.	4,661	169,521
Jefferies Group, Inc.	26,399	362,986
Stifel Financial Corp.	9,499	304,443
		1,928,863
Chemicals - 0.02%
Chemtura Corp.	15,511	175,895
Commercial Banks - 0.02%
Wintrust Financial Corp.	5,659	158,735
Commercial Services & Supplies - 0.04%
Geo Group, Inc.	10,358	173,497
Ritchie Bros Auctioneers, Inc. (b)	9,802	216,428
		389,925
Communications Equipment - 0.28%
Acme Packet, Inc.	15,827	489,213
Aruba Networks, Inc.	22,597	418,496
Ciena Corp.	50,121	606,464
JDS Uniphase Corp.	51,005	532,492
Riverbed Technology, Inc.	18,884	443,774
		2,490,439
Computers & Peripherals - 0.06%
NetApp, Inc.	13,806	500,744
Construction & Engineering - 0.03%
The Shaw Group, Inc.	11,431	307,494
Construction Materials - 0.11%
Eagle Materials, Inc.	6,025	154,602
Texas Industries, Inc.	5,848	180,001
Vulcan Materials Co.	17,355	682,919
		1,017,522
Containers & Packaging - 0.06%
Rock-Tenn Co. - Class A	9,233	532,744
Diversified Telecommunication Services - 0.04%
TW Telecom, Inc.	16,850	326,553
Electronic Equipment, Instruments & Components - 0.06%
AU Optronics Corp. - ADR	73,337	316,816
LG Display Co., Ltd. - ADR	17,646	185,812
		502,628
Energy Equipment & Services - 0.06%
Dril-Quip, Inc.	7,793	512,935
Health Care Equipment & Supplies - 0.04%
Align Technology, Inc.	9,436	223,869
HeartWare International, Inc.	2,236	154,284
		378,153
Health Care Providers & Services - 0.02%
Brookdale Senior Living, Inc.	11,507	200,107
Hotels, Restaurants & Leisure - 0.16%
Arcos Dorados Holdings, Inc. - Class A (b)	16,269	334,003
Home Inns & Hotels Management, Inc. - ADR	12,189	314,476
Marriott International, Inc. - Class A	17,431	508,462
Orient-Express Hotels Ltd. - Class A (b)	13,616	101,712
Vail Resorts, Inc.	4,143	175,497
		1,434,150
Household Durables - 0.35%
D.R. Horton, Inc.	41,721	526,102
MDC Holdings, Inc.	19,528	344,278
Mohawk Industries, Inc.	10,433	624,415
NVR, Inc.	682	467,852
PulteGroup, Inc.	72,541	457,734
Sony Corp. - ADR	19,957	360,024
Toll Brothers, Inc.	16,421	335,317
		3,115,722
Independent Power Producers & Energy Traders - 0.06%
Calpine Corp.	30,669	500,825
Industrial Conglomerates - 0.05%
Koninklijke Philips Electronics N.V. - NYS	23,545	493,268
Insurance - 0.24%
Aspen Insurance Holdings, Ltd. (b)	8,463	224,270
China Life Insurance Co., Ltd. - ADR	12,897	476,802
PartnerRe, Ltd. (b)	7,516	482,602
Platinum Underwriters Holdings, Ltd. (b)	4,749	161,988
RenaissanceRe Holdings, Ltd. (b)	7,932	589,903
Validus Holdings Ltd. (b)	7,793	245,480
		2,181,045
Internet Software & Services - 0.11%
LogMeIn, Inc.	4,320	166,536
MercadoLibre, Inc. (b)	7,074	562,666
WebMD Health Corp.	7,427	278,884
		1,008,086
Life Sciences Tools & Services - 0.06%
Illumina, Inc.	18,297	557,692
Media - 0.21%
Imax Corp. (b)	24,694	452,641
Lamar Advertising Co. - Class A	7,718	212,245
Liberty Global, Inc. - Class A	9,360	384,041
Live Nation Entertainment, Inc.	29,987	249,192
Virgin Media, Inc.	25,616	547,670
		1,845,789
Metals & Mining - 0.03%
Ivanhoe Mines, Ltd. (b)	16,976	300,815
Oil, Gas & Consumable Fuels - 0.22%
Carrizo Oil & Gas, Inc.	20,172	531,532
Inergy LP	8,753	213,748
McMoRan Exploration Co.	30,012	436,675
Quicksilver Resources, Inc.	76,040	510,228
Teekay Corp. (b)	11,494	307,235
		1,999,418
Paper & Forest Products - 0.06%
Louisiana-Pacific Corp.	69,851	563,697
Professional Services - 0.03%
IHS, Inc. - Class A	3,044	262,271
Real Estate Investment Trusts (REITs) - 0.30%
American Tower Corp.	9,461	567,755
Boston Properties, Inc.	3,643	362,843
Brandywine Realty Trust	42,428	403,066
Corporate Office Properties Trust	9,663	205,435
DiamondRock Hospitality Co.	22,522	217,112
ProLogis, Inc.	18,252	521,825
Ventas, Inc.	6,669	367,662
		2,645,698
Semiconductors & Semiconductor Equipment - 0.18%
Cree, Inc.	20,652	455,170
Micron Technology, Inc.	100,191	630,201
NXP Semiconductor N.V. (b)	21,751	334,313
Power Integrations, Inc.	6,669	221,144
		1,640,828
Software - 0.14%
RealPage, Inc.	8,425	212,899
Salesforce.com, Inc.	4,017	407,565
Synchronoss Technologies, Inc.	5,166	156,065
Take-Two Interactive Software, Inc.	12,960	175,608
Taleo Corp. - Class A	8,071	312,267
		1,264,404
Wireless Telecommunication Services - 0.07%
SBA Communications Corp. - Class A	14,185	609,388
TOTAL COMMON STOCKS (Proceeds $31,430,399)		$31,566,028

PREFERRED STOCKS - 0.01%
Airlines - 0.01%
Gol Linhas Aereas Inteligentes SA - ADR	21,347	$141,530
TOTAL PREFERRED STOCKS (Proceeds $176,765)		$141,530

RIGHTS - 0.00%
Gol Linhas Aereas Inteligentes SA - ADR
Expiration: January 20, 2012, Exercise Price: $13.02	1,063	$-
TOTAL RIGHTS (Proceeds $0)		$-

INVESTMENT COMPANIES - 0.51%
Exchange Traded Funds - 0.51%
iShares Russell 2000 Index Fund	15,890	$1,170,934
SPDR Dow Jones Industrial Average ETF Trust	27,675	3,372,199
TOTAL INVESTMENT COMPANIES (Proceeds $4,401,508)		$4,543,133

TOTAL SECURITIES SOLD SHORT
(Proceeds $36,008,672) - 4.04%		$36,250,691

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Leuthold Asset Allocation Fund
Cost of investments	$787,892,163
Gross unrealized appreciation	$95,792,577
Gross unrealized depreciation	(23,846,092)
Net unrealized appreciation	$71,946,485

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2011
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$598,734,216	$9,708,268		$-	$608,442,484
Exchange Traded Funds	94,361,404	-		-	94,361,404
Precious Metals	-	43,305,183		-	43,305,183
Corporate Bonds	-	49,254,936		-	49,254,936
Money Market Funds	64,474,641	-		-	64,474,641

Total Investments in Securities	$757,570,261	$102,268,387		$-	$859,838,648

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks - Short	$31,566,028	$-		$-	$31,566,028
Preferred Stocks - Short	141,530	-		-	141,530
Rights - Short	-	0	*	-	-
Exchange Traded Funds - Short	4,543,133	-		-	4,543,133

Total Securities Sold Short	$36,250,691	$-		$-	$36,250,691

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

* Rights valued at $0 at December 31, 2011.

Leuthold Global Fund
Consolidated Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 65.16%
Auto Components - 4.65%
Autoliv, Inc. (b)	42,532	$2,275,037
Cheng Shin Rubber Industry Co., Ltd. (b)	895,000	1,936,078
Johnson Controls, Inc.	80,915	2,529,403
Kenda Rubber Industrial Co., Ltd. (b)	2,284,000	2,278,041
Lear Corp.	65,499	2,606,860
Leoni AG (b)	29,494	982,942
Minth Group, Ltd. (b)	1,926,000	1,807,810
Plastic Omnium SA (b)	139,312	2,769,472
TRW Automotive Holdings Corp. (a)	78,024	2,543,582
		19,729,225
Chemicals - 2.85%
Chr. Hansen Holding A/S (b)	79,015	1,718,345
Dongyue Group (b)	2,358,000	1,554,472
HB Fuller Co.	71,818	1,659,714
Nippon Shokubai Co., Ltd. (b)	174,000	1,869,534
PolyOne Corp.	147,306	1,701,384
Rockwood Holdings, Inc. (a)	46,731	1,839,800
Zeon Corp. (b)	204,000	1,770,456
		12,113,705
Consumer Finance - 5.17%
Capital One Financial Corp.	67,131	2,838,970
Cash America International, Inc.	64,582	3,011,459
Credit Acceptance Corp. (a)	46,463	3,822,975
Credit Saison Co., Ltd. (b)	105,700	2,118,944
DFC Global Corp. (a)	55,212	997,129
Discover Financial Services	169,459	4,067,016
Ezcorp, Inc. - Class A (a)	40,108	1,057,648
International Personal Finance PLC (b)	354,893	945,213
Provident Financial PLC (b)	81,101	1,185,179
Samsung Card Co. (b)	56,269	1,900,055
		21,944,588
Food & Staples Retailing - 3.33%
Aeon Co., Ltd. (b)	93,200	1,279,880
CVS Caremark Corp.	48,359	1,972,080
Delhaize Group SA (b)	21,771	1,223,025
Empire Co., Ltd. - Class A (b)	10,753	623,912
J. Sainsbury PLC (b)	265,898	1,250,784
Kroger Co.	82,655	2,001,904
Matsumotokiyoshi Holdings Co. Ltd. (b)	32,600	659,878
Metcash, Ltd. (b)	310,791	1,284,221
Tsuruha Holdings, Inc. (b)	12,400	693,543
Valor Co., Ltd. (b)	40,400	628,281
Walgreen Co.	75,709	2,502,940
		14,120,448
Food Products - 3.58%
Archer-Daniels-Midland Co.	98,195	2,808,377
Bunge, Ltd.	42,345	2,422,134
Golden Agri-Resources, Ltd. (b)	5,594,000	3,083,698
GrainCorp, Ltd. (b)	366,796	2,944,992
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (b)	10,217,500	2,535,360
Tradewinds Malaysia Bhd (b)	444,400	1,407,500
		15,202,061
Health Care Providers & Services - 4.95%
Aetna, Inc.	66,105	2,788,970
AMERIGROUP Corp. (a)	27,148	1,603,904
CIGNA Corp.	57,341	2,408,322
Coventry Health Care, Inc. (a)	80,511	2,445,119
Health Net, Inc. (a)	56,160	1,708,387
Humana, Inc.	17,327	1,518,019
Magellan Health Services, Inc. (a)	26,977	1,334,552
UnitedHealth Group, Inc.	27,754	1,406,573
WellCare Health Plans, Inc. (a)	59,594	3,128,685
WellPoint, Inc.	40,341	2,672,591
		21,015,122
Leisure Equipment & Products - 1.69%
Hasbro, Inc.	50,861	1,621,957
Heiwa Corp. (b)	38,800	669,939
Mattel, Inc.	67,628	1,877,353
Merida Industry Co., Ltd. (b)	280,000	584,432
Nikon Corp. (b)	57,500	1,280,434
Tamron Co., Ltd. (b)	48,200	1,162,887
		7,197,002
Machinery - 0.96%
Ebara Corp. (b)	295,000	1,015,655
Mueller Industries, Inc.	79,143	3,040,674
		4,056,329
Media - 0.74%
Daiichikosho Co., Ltd. (b)	106,000	2,003,768
TV Azteca SAB de CV (b)	1,824,901	1,144,265
		3,148,033
Multiline Retail - 2.86%
David Jones, Ltd. (b)	445,737	1,080,481
Dillard's, Inc. - Class A	40,123	1,800,720
Hyundai Greenfood Co., Ltd. (b)	95,570	1,339,805
Intime Department Store Group Co., Ltd. (b)	1,103,500	1,129,558
Lifestyle International Holdings, Ltd. (b)	279,500	616,105
Macy's, Inc.	78,879	2,538,326
Marks & Spencer Group PLC (b)	245,572	1,186,062
Target Corp.	47,520	2,433,974
		12,125,031
Oil, Gas & Consumable Fuels - 6.93%
BP PLC - ADR	57,378	2,452,336
Chevron Corp.	29,898	3,181,147
China Petroleum & Chemical Corp. - ADR	32,027	3,364,436
ConocoPhillips	45,049	3,282,721
Hess Corp.	34,700	1,970,960
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	1,245,171	1,472,209
PTT PCL (b)	139,900	1,410,085
Repsol YPF SA (b)	87,768	2,696,141
Royal Dutch Shell PLC - ADR	44,770	3,272,239
Sasol, Ltd. - ADR	27,427	1,300,040
Statoil ASA - ADR	121,209	3,104,163
Suncor Energy, Inc. (b)	66,898	1,928,669
		29,435,146
Paper & Forest Products - 0.11%
China Forestry Holdings Co., Ltd. (b)(d)(f)	2,484,000	473,350
Pharmaceuticals - 5.48%
Abbott Laboratories	43,777	2,461,581
AstraZeneca PLC - ADR	71,623	3,315,429
Bristol-Myers Squibb Co.	68,203	2,403,474
Eli Lilly & Co.	87,981	3,656,490
Johnson & Johnson	34,032	2,231,818
Novartis AG - ADR	38,243	2,186,352
Pfizer, Inc.	112,815	2,441,317
Shire PLC - ADR	23,340	2,425,026
Teva Pharmaceutical Industries, Ltd. - ADR	53,518	2,159,986
		23,281,473
Real Estate Investment Trusts (REITs) - 5.62%
American Campus Communities, Inc.	47,644	1,999,142
Apartment Investment & Management Co. - Class A	102,958	2,358,768
BioMed Realty Trust, Inc.	77,714	1,405,069
Entertainment Properties Trust	31,490	1,376,428
Equity One, Inc.	84,158	1,429,003
HCP, Inc.	73,239	3,034,292
Home Properties, Inc.	32,961	1,897,565
Liberty Property Trust	59,665	1,842,455
Mack-Cali Realty Corp.	52,879	1,411,340
Plum Creek Timber Co, Inc.	64,394	2,354,245
Realty Income Corp.	42,037	1,469,613
Regency Centers Corp.	49,564	1,864,598
Weingarten Realty Investors	65,372	1,426,417
		23,868,935
Road & Rail - 5.16%
Amerco, Inc. (a)	9,914	876,398
Avis Budget Group, Inc. (a)	92,212	988,513
ComfortDelGro Corp., Ltd. (b)	715,000	780,020
CSX Corp.	86,647	1,824,786
Dollar Thrifty Automotive Group, Inc. (a)	21,336	1,499,067
DSV A/S (b)	64,349	1,154,031
Firstgroup PLC (b)	250,949	1,317,256
Go-Ahead Group PLC (b)	29,116	624,444
Guangshen Railway Co., Ltd. (b)	1,492,000	528,288
Hitachi Transport System, Ltd. (b)	37,300	640,647
MTR Corp. (b)	388,500	1,258,050
Nippon Express Co., Ltd. (b)	311,000	1,212,161
Norfolk Southern Corp.	32,975	2,402,559
Ryder Systems, Inc.	25,330	1,346,036
Sankyu, Inc. (b)	186,000	703,209
Seino Holdings Corp. (b)	109,000	845,433
Stagecoach Group PLC (b)	205,278	866,483
Tokyu Corp. (b)	264,000	1,299,935
TransForce, Inc. (b)	34,187	434,573
Werner Enterprises, Inc.	54,016	1,301,786
		21,903,675
Semiconductors & Semiconductor Equipment - 0.30%
ASM Pacific Technology, Ltd. (b)	115,000	1,290,430
Trading Companies & Distributors - 1.49%
Applied Industrial Technologies, Inc.	81,738	2,874,725
WESCO International, Inc. (a)	65,359	3,464,681
		6,339,406
Water Utilities - 3.61%
American Water Works Co., Inc.	82,795	2,637,849
Beijing Enterprises Water Group, Ltd. (a)(b)	5,750,000	1,569,541
Cia de Saneamento Basico do Estado de Sao Paulo (b)	93,200	2,599,757
Cia de Saneamento de Minas Gerais-COPASA (b)	153,469	2,748,084
Guangdong Investment, Ltd. (b)	5,998,000	3,637,445
Severn Trent PLC (b)	91,683	2,130,044
		15,322,720
Wireless Telecommunication Services - 5.68%
America Movil SAB de CV - ADR	81,252	1,836,295
Axiata Group Bhd (b)	765,700	1,241,545
China Mobile, Ltd. (b)	256,500	2,506,676
Freenet AG (b)	114,325	1,479,648
KDDI Corp. (b)	342	2,199,428
M1, Ltd. (b)	793,000	1,528,469
MetroPCS Communications, Inc. (a)	122,700	1,065,036
Mobistar SA (b)	20,730	1,086,336
Rogers Communications, Inc. - Class B (b)	33,938	1,307,550
Softbank Corp. (b)	40,400	1,189,903
Telephone & Data Systems, Inc.	54,451	1,409,736
Tim Participacoes SA - ADR	97,775	2,522,595
Total Access Communication PCL (b)	1,123,500	2,474,905
Vodacom Group, Ltd. (b)	207,795	2,290,943
		24,139,065
TOTAL COMMON STOCKS (Cost $275,389,109)		$276,705,744

INVESTMENT COMPANIES - 8.37%
Exchange Traded Funds - 8.37%
iShares Barclays Intermediate Credit Bond Fund	118,940	$12,747,989
iShares iBoxx Investment Grade Corporate Bond Fund	29,534	3,359,788
iShares JPMorgan USD Emerging Markets Bond Fund	65,592	7,198,722
PowerShares Build America Bond Portfolio	248,470	7,126,120
PowerShares Emerging Markets Sovereign Debt Portfolio	102,078	2,792,854
WisdomTree Emerging Markets Local Debt Fund	47,817	2,325,819
TOTAL INVESTMENT COMPANIES (Cost $34,924,878)		$35,551,292

	Troy Ounces	Fair Value
PRECIOUS METALS - 4.53%
Gold Bullion (a)(g)	10,378	$16,184,491
Silver (a)(g)	109,000	3,047,640
TOTAL PRECIOUS METALS (Cost $13,949,548)		$19,232,131

	Principal Amount	Fair Value
CORPORATE BONDS - 5.20%
Beverages - 0.22%
Dr. Pepper Snapple Group, Inc.
2.900%, 01/15/2016	$886,000	$919,764
Capital Markets - 0.54%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	1,100,000	1,136,762
Morgan Stanley
5.300%, 03/01/2013	1,120,000	1,134,026
		2,270,788
Chemicals - 0.21%
Dow Chemical Co.
7.600%, 05/15/2014	793,000	897,232
Diversified Financial Services - 0.74%
Citigroup, Inc.
5.500%, 04/11/2013	1,100,000	1,123,359
Export-Import Bank of Korea
8.125%, 01/21/2014 (b)	818,000	908,135
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,120,000	1,126,415
		3,157,909
Diversified Telecommunication Services - 0.43%
AT&T, Inc.
5.100%, 09/15/2014	1,031,000	1,136,313
Cellco Partnership / Verizon Wireless Capital LLC
5.550%, 02/01/2014	631,000	685,896
		1,822,209
Electric Utilities - 0.37%
Duke Energy Corp.
3.950%, 09/15/2014	640,000	683,269
Exelon Corp.
4.900%, 06/15/2015	841,000	906,881
		1,590,150
Industrial Conglomerates - 0.28%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,177,975
Media - 0.47%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
7.625%, 05/15/2016	847,000	899,711
Time Warner Cable, Inc.
8.250%, 04/01/2019	883,000	1,110,635
		2,010,346
Metals & Mining - 0.63%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	834,000	887,064
Nabors Industries, Inc.
9.250%, 01/15/2019	709,000	893,053
Teck Resources, Ltd.
10.750%, 05/15/2019 (b)	730,000	891,783
		2,671,900
Oil, Gas & Consumable Fuels - 0.56%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	808,000	916,859
Enterprise Products Operating LP
5.600%, 10/15/2014	523,000	573,406
Petrobras International Finance Co. - PIFCo
6.125%, 10/06/2016 (b)	810,000	901,986
		2,392,251
Pharmaceuticals - 0.15%
Hospira, Inc.
6.050%, 03/30/2017	581,000	642,153
Semiconductors & Semiconductor Equipment - 0.16%
KLA-Tencor Corp.
6.900%, 05/01/2018	588,000	678,938
Tobacco - 0.22%
Altria Group, Inc.
9.700%, 11/10/2018	691,000	930,918
Wireless Telecommunication Services - 0.22%
Rogers Communications, Inc.
6.375%, 03/01/2014 (b)	828,000	913,445
TOTAL CORPORATE BONDS (Cost $22,129,283)		$22,075,978

UNITED STATES TREASURY OBLIGATIONS - 4.41%
United States Treasury Inflation Indexed Bonds - 1.32%
1.250%, 04/15/2014	5,349,400	$5,608,931
United States Treasury Notes - 3.09%
1.375%, 11/30/2015	12,750,000	13,140,469
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $18,631,301)		$18,749,400

FOREIGN GOVERNMENT BONDS - 3.09%
Government of Canada
2.500%, 06/01/2015 (b)	CAD 3,250,000	$3,338,560
Government of Great Britian
1.750%, 01/22/2017 (b)	GBP 2,000,000	3,214,592
Government of New Zealand
6.000%, 12/15/2017 (b)	NZD 3,800,000	3,393,033
Kingdom of Norway
4.250%, 05/19/2017 (b)	NOK 17,000,000	3,173,781
TOTAL FOREIGN GOVERNMENT BONDS (Cost $13,110,133)		$13,119,966

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 1.93%
Money Market Funds - 1.93%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	8,179,959	$8,179,959
TOTAL SHORT-TERM INVESTMENTS (Cost $8,179,959)		$8,179,959

Total Investments (Cost $386,314,211) - 92.69%		$393,614,470
Other Assets in Excess of Liabilities - 7.31% (e)		31,055,699
TOTAL NET ASSETS - 100.00%		$424,670,169

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
CAD	Canadian Dollar
NZD	New Zealand Dollar
NOK	Norwegian Krone
GBP	British Pound
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2011.
(d)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds due to a halt in trading of the security on January 26, 2011.
(e)	All or a portion of the assets have been committed as collateral for open securities sold short.
(f)	Illiquid Security. The fair value of these securities total $473,350, which represent 0.11% of total net assets.
(g)	The Leuthold Global Fund may invest up to 25% of total assets in its Subsidiary, Leuthold Global, Ltd.
(the "Subsidiary"). The Subsidiary, which is organized under the laws of the Cayman Islands, is wholly-owned and controlled by the
Leuthold Global Fund and is therefore consolidated in the Fund's schedule of investments herein. The Subsidiary was formed on
November 26, 2008 and has been consolidated since its formation. All intercompany balances, revenues, and expenses have been eliminated in consolidation. The Fund invests in the Subsidiary in order to gain exposure to the investment returns of the commodities markets, including investments in metals, within the limitations of the federal tax law requirements applicable to regulated investment companies.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a)
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 5.84%
Airlines - 0.08%
Allegiant Travel Co.	2,422	$129,189
Turk Hava Yollari (b)	174,204	195,017
		324,206
Biotechnology - 0.02%
Zeltia SA (b)	33,322	74,178
Capital Markets - 0.50%
Affiliated Managers Group, Inc.	1,400	134,330
Blackstone Group LP	9,287	130,111
The Charles Schwab Corp.	14,569	164,047
Close Brothers Group PLC (b)	24,924	239,788
Greenhill & Co., Inc.	3,741	136,060
Hargreaves Lansdown PLC (b)	17,245	115,293
ICAP PLC (b)	30,703	165,407
Julius Baer Group, Ltd. (b)	3,422	133,849
Knight Capital Group, Inc. - Class A	22,691	268,208
Matsui Securities Co., Ltd. (b)	62,600	305,802
Monex Group, Inc. (b)	813	118,617
Tullett Prebon PLC (b)	47,930	200,974
		2,112,486
Commercial Banks - 0.39%
Banco Santander Chile - ADR	1,352	102,346
China Merchants Bank Co., Ltd. (b)	51,000	103,095
Deutsche Postbank AG (b)	9,716	303,495
First Niagara Financial Group, Inc.	18,859	162,753
Grupo Financiero Inbursa SA (b)	50,800	93,484
Hang Seng Bank, Ltd. (b)	8,100	96,106
HDFC Bank, Ltd. - ADR	11,941	313,810
ICICI Bank Ltd. - ADR	2,664	70,410
KB Financial Group, Inc. - ADR	2,481	77,755
Standard Chartered PLC (b)	4,890	107,001
Turkiye Garanti Bankasi AS (b)	67,019	208,798
		1,639,053
Communications Equipment - 0.28%
Acme Packet, Inc.	6,678	206,417
Aruba Networks, Inc.	16,072	297,653
Polycom, Inc.	13,295	216,708
VTech Holdings Ltd (b)	25,200	252,435
Wi-Lan, Inc. (b)	40,403	232,801
		1,206,014
Construction & Engineering - 0.26%
China State Construction International Holdings, Ltd. (b)	166,000	117,768
Outotec OYJ (b)	6,017	283,465
Quanta Services, Inc.	12,512	269,509
Taihei Dengyo Kaisha, Ltd. (b)	34,000	262,388
Trevi Finanziaria Industriale SpA (b)	26,270	167,143
		1,100,273
Construction Materials - 0.13%
Eagle Materials, Inc.	10,924	280,310
Martin Marietta Materials, Inc.	3,481	262,502
		542,812
Diversified Financial Services - 0.12%
Groupe Bruxelles Lambert SA (b)	3,831	255,400
Hong Kong Exchanges and Clearing, Ltd. (b)	17,200	274,833
		530,233
Electrical Equipment - 0.06%
Mabuchi Motor Co., Ltd. (b)	6,400	266,494
Electronic Equipment, Instruments & Components - 0.21%
Hexagon AB - Class B (b)	17,595	263,079
Hirose Electric Co., Ltd. (b)	2,400	210,472
Trimble Navigation, Ltd.	2,951	128,074
Universal Display Corp.	8,225	301,775
		903,400
Energy Equipment & Services - 0.19%
Dril-Quip, Inc.	3,876	255,118
Lufkin Industries, Inc.	3,898	262,374
ShawCor, Ltd. - Class A (b)	9,696	274,867
		792,359
Health Care Equipment & Supplies - 0.25%
Edwards Lifesciences Corp.	2,969	209,908
HeartWare International, Inc.	2,958	204,102
NxStage Medical, Inc.	14,616	259,872
Terumo Corp. (b)	5,700	268,449
Zoll Medical Corp.	2,088	131,920
		1,074,251
Hotels, Restaurants & Leisure - 0.12%
Domino's Pizza UK & IRL PLC (b)	33,916	212,001
Oriental Land Co., Ltd. (b)	2,700	285,189
		497,190
Household Durables - 0.31%
Casio Computer Co., Ltd. (b)	42,700	259,074
D.R. Horton, Inc.	28,598	360,621
Newell Rubbermaid, Inc.	17,616	284,498
Pioneer Corp. (b)	29,000	130,362
Toll Brothers, Inc.	12,933	264,092
		1,298,647
Insurance - 0.14%
Arthur J Gallagher & Co.	10,021	335,102
St. James's Place PLC (b)	56,241	283,424
		618,526
Internet & Catalog Retail - 0.06%
ASOS PLC (b)	12,708	243,929
Internet Software & Services - 0.06%
LogMeIn, Inc.	6,321	243,675
Machinery - 0.13%
Burckhardt Compression Holding AG (b)	559	139,854
KUKA AG (b)	14,580	266,729
Westport Innovations, Inc. (b)	4,188	138,826
		545,409
Media - 0.24%
Informa PLC (b)	20,707	116,186
John Wiley & Sons, Inc. - Class A	5,307	235,631
Lagardere SCA (b)	3,580	94,521
Mediaset Espana Comunicacion SA (b)	19,889	113,519
Seven West Media, Ltd. (b)	38,890	128,876
Ten Network Holdings, Ltd. (b)	147,515	126,738
Thomson Reuters Corp.	7,127	190,496
		1,005,967
Metals & Mining - 0.24%
Dowa Holdings Co., Ltd. (b)	48,000	303,703
Independence Group NL (b)	55,776	215,640
Integra Mining, Ltd. (b)	472,889	258,763
Minera Frisco SAB de CV (b)	71,300	257,513
		1,035,619
Office Electronics - 0.02%
Ricoh Co., Ltd. (b)	10,000	87,177
Oil, Gas & Consumable Fuels - 0.58%
Aurora Oil & Gas, Ltd. (b)	40,354	139,919
Cove Energy PLC (b)	96,461	173,771
Crew Energy, Inc. (b)	24,256	267,858
Gulf Keystone Petroleum, Ltd. (b)	50,528	149,092
Kodiak Oil & Gas Corp.	19,667	186,836
Kunlun Energy Co., Ltd. (b)	208,000	296,202
McMoRan Exploration Co.	17,211	250,420
MEG Energy Corp. (b)	6,266	255,684
Natural Resource Partners LP	9,783	265,217
Oasis Petroleum, Inc.	4,315	125,523
Painted Pony Petroleum, Ltd. - Class A (b)	11,141	122,483
Surge Energy, Inc. (b)	15,386	135,019
Tourmaline Oil Corp. (b)	4,046	105,762
		2,473,786
Paper & Forest Products - 0.05%
Fortress Paper, Ltd. - Class A (b)	8,605	224,596
Personal Products - 0.03%
Shiseido Co., Ltd. (b)	8,000	147,070
Professional Services - 0.39%
Acacia Research - Acacia Technologies	7,287	266,048
Bureau Veritas SA (b)	3,546	258,383
IHS, Inc. - Class A	3,732	321,549
Intertek Group PLC (b)	8,808	278,362
ITE Group PLC (b)	42,773	135,509
RPX Corp.	10,918	138,113
SGS SA (b)	155	256,601
		1,654,565
Real Estate Management & Development - 0.12%
Global Logistic Properties, Ltd. (b)	192,000	259,790
Hang Lung Properties, Ltd. (b)	89,000	253,251
		513,041
Semiconductors & Semiconductor Equipment - 0.20%
Cavium, Inc.	8,250	234,548
Dialog Semiconductor PLC (b)	8,072	131,425
Imagination Technologies Group PLC (b)	40,028	341,275
Silicon Laboratories, Inc.	3,105	134,819
		842,067
Software - 0.41%
Aspen Technology, Inc.	16,414	284,783
Concur Technologies, Inc.	5,037	255,829
RealPage, Inc.	5,910	149,346
Red Hat, Inc.	3,753	154,961
Salesforce.com, Inc.	2,178	220,980
Synchronoss Technologies, Inc.	10,833	327,265
Ultimate Software Group, Inc.	5,539	360,700
		1,753,864
Thrifts & Mortgage Finance - 0.25%
BankUnited, Inc.	11,943	262,627
Capitol Federal Financial, Inc.	23,609	272,448
Home Capital Group, Inc. (b)	5,762	277,707
TFS Financial Corp.	28,212	252,779
		1,065,561
TOTAL COMMON STOCKS (Proceeds $26,573,902)		$24,816,448

INVESTMENT COMPANIES - 0.41%
Exchange Traded Funds - 0.41%
iShares MSCI EAFE Index Fund	26,161	$1,295,754
iShares MSCI Emerging Markets Index Fund	11,451	434,451
TOTAL INVESTMENT COMPANIES (Proceeds $2,112,223)		$1,730,205

TOTAL SECURITIES SOLD SHORT
(Proceeds $28,686,125) - 6.25%		$26,546,653

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Leuthold Global Fund
Cost of investments	$389,306,832
Gross unrealized appreciation	$18,313,069
Gross unrealized depreciation	(14,005,431)
Net unrealized appreciation	$4,307,638

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2011
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$274,822,309	$1,410,085	$473,350	$276,705,744
Exchange Traded Funds	35,551,292	-	-	35,551,292
Precious Metals	-	19,232,131	-	19,232,131
Corporate Bonds	-	22,075,978	-	22,075,978
United States Treasury Obligations	-	18,749,400	-	18,749,400
Foreign Government Bonds	-	13,119,966	-	13,119,966
Money Market Funds	8,179,959	-	-	8,179,959

Total Investments in Securities	$318,553,560	$74,587,560	$473,350	$393,614,470

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks - Short	$24,816,448	$-	$-	$24,816,448
Exchange Traded Funds - Short	1,730,205	-	-	1,730,205

Total Securities Sold Short	$26,546,653	$-	$-	$26,546,653

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2011	472,086
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	1,264
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2011	473,350

Change in unrealized appreciation (depreciation) during the quarter for Level 3 investments held at December 31, 2011:	1,264

The security is classified as a Level 3 security as the security is fair valued by the Board of Directors due to a halt in trading of the security on
January 26, 2011. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Select Industries Fund
Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 99.05%
Biotechnology - 0.80%
Alexion Pharmaceuticals, Inc. (a)	1,769	$126,483
Capital Markets - 3.14%
Credit Suisse Group AG - ADR	6,831	160,392
Deutsche Bank AG (b)	4,887	185,022
UBS AG (a)(b)	12,646	149,602
		495,016
Chemicals - 5.68%
Agrium, Inc. (b)	963	64,627
American Vanguard Corp.	2,697	35,978
CF Industries Holdings, Inc.	893	129,467
Monsanto Co.	2,715	190,240
Mosaic Co.	2,925	147,508
Potash Corp. of Saskatchewan, Inc. (b)	2,838	117,153
Scotts Miracle-Gro Co. - Class A	963	44,963
Sociedad Quimica y Minera de Chile SA - ADR	1,051	56,596
Terra Nitrogen Co. LP	648	108,611
		895,143
Consumer Finance - 4.70%
Advance America Cash Advance Centers, Inc.	5,745	51,418
American Express Co.	2,172	102,453
Capital One Financial Corp.	3,538	149,622
Cash America International, Inc.	1,121	52,272
Discover Financial Services	5,447	130,728
Ezcorp, Inc. - Class A (a)	2,014	53,109
First Cash Financial Services, Inc. (a)	1,804	63,302
SLM Corp.	4,799	64,307
World Acceptance Corp. (a)	998	73,353
		740,564
Diversified Financial Services - 5.06%
Bank of America Corp.	22,000	122,320
Citigroup, Inc.	7,584	199,535
ING Group N.V. - ADR (a)	27,693	198,559
JPMorgan Chase & Co.	8,320	276,640
		797,054
Electronic Equipment, Instruments & Components - 0.77%
SYNNEX Corp. (a)	1,524	46,421
Tech Data Corp. (a)	1,524	75,301
		121,722
Energy Equipment & Services - 1.29%
Helmerich & Payne, Inc.	3,468	202,392
Food & Staples Retailing - 7.87%
Costco Wholesale Corp.	2,277	189,720
CVS Caremark Corp.	8,107	330,603
Pricesmart, Inc.	1,769	123,105
Rite Aid Corp. (a)	59,747	75,281
Walgreen Co.	8,254	272,877
Wal-Mart Stores, Inc.	4,151	248,064
		1,239,650
Health Care Providers & Services - 15.10%
Aetna, Inc.	3,941	166,271
AMERIGROUP Corp. (a)	4,537	268,046
Centene Corp. (a)	1,629	64,492
CIGNA Corp.	5,588	234,696
Coventry Health Care, Inc. (a)	9,301	282,471
Health Net, Inc. (a)	3,538	107,626
Humana, Inc.	4,309	377,512
Magellan Health Services, Inc. (a)	2,575	127,385
UnitedHealth Group, Inc.	5,833	295,616
WellCare Health Plans, Inc. (a)	2,452	128,730
WellPoint, Inc.	4,904	324,890
		2,377,735
Health Care Technology - 3.92%
Allscripts Healthcare Solutions, Inc. (a)	8,005	151,615
Cerner Corp. (a)	3,100	189,875
Computer Programs & Systems, Inc.	701	35,828
HealthStream, Inc. (a)	1,752	32,324
Omnicell, Inc. (a)	1,927	31,834
SXC Health Solutions Corp. (a)	2,645	149,390
Transcend Services, Inc. (a)	1,103	26,174
		617,040
IT Services - 6.42%
Alliance Data Systems Corp. (a)	631	65,523
Cardtronics, Inc. (a)	2,750	74,415
Convergys Corp. (a)	4,728	60,377
DST Systems, Inc.	1,349	61,407
Fiserv, Inc. (a)	1,646	96,686
Global Payments, Inc.	1,822	86,326
Jack Henry & Associates, Inc.	2,505	84,193
Mastercard, Inc. - Class A	333	124,149
NeuStar, Inc. - Class A (a)	2,032	69,433
Total System Services, Inc.	3,258	63,726
Visa, Inc. - Class A	1,209	122,750
Western Union Co.	5,553	101,398
		1,010,383
Metals & Mining - 6.63%
Alcoa, Inc.	23,314	201,666
Allegheny Technologies, Inc.	893	42,685
Aluminum Corp. of China, Ltd. - ADR	4,186	45,209
Century Aluminum Co. (a)	5,693	48,448
Cliffs Natural Resources, Inc.	1,787	111,420
Kaiser Aluminum Corp.	2,172	99,651
Noranda Aluminum Holding Corp.	4,922	40,607
POSCO - ADR	701	57,552
Reliance Steel & Aluminum Co.	2,557	124,500
Schnitzer Steel Industries Inc. - Class A	1,717	72,595
Steel Dynamics, Inc.	2,487	32,704
Vale SA - ADR	4,747	101,823
Worthington Industries, Inc.	3,959	64,848
		1,043,708
Multiline Retail - 11.70%
Big Lots, Inc. (a)	3,118	117,736
Dillard's, Inc. - Class A	4,204	188,675
Dollar General Corp. (a)	2,750	113,135
Dollar Tree, Inc. (a)	1,734	144,113
Family Dollar Stores, Inc.	1,611	92,890
JC Penney Co., Inc.	7,444	261,657
Kohl's Corp.	4,414	217,831
Macy's, Inc.	9,196	295,927
Nordstrom, Inc.	5,220	259,486
Target Corp.	2,960	151,611
		1,843,061
Oil, Gas & Consumable Fuels - 2.92%
CVR Energy, Inc. (a)	2,540	47,574
Delek US Holdings, Inc.	4,099	46,770
HollyFrontier Corp.	2,645	61,893
Marathon Petroleum Corp.	1,822	60,654
Tesoro Corp. (a)	3,240	75,687
Valero Energy Corp.	3,468	73,001
Western Refining, Inc. (a)	2,452	32,587
World Fuel Services Corp.	1,471	61,753
		459,919
Pharmaceuticals - 10.43%
AstraZeneca PLC - ADR	3,223	149,193
Bristol-Myers Squibb Co.	5,868	206,788
Eli Lilly & Co.	4,326	179,789
Jazz Pharmaceuticals PLC (a)(b)	3,030	117,049
Medicines Co. (a)	3,153	58,772
Medicis Pharmaceutical Corp. - Class A	3,030	100,748
Merck & Co., Inc.	4,519	170,366
Novartis AG - ADR	2,978	170,252
Pfizer, Inc.	8,863	191,795
Viropharma, Inc. (a)	3,941	107,944
Watson Pharmaceuticals, Inc. (a)	3,153	190,252
		1,642,948
Road & Rail - 5.72%
Canadian National Railway Co. (b)	1,644	129,153
CSX Corp.	9,031	190,193
Genesee & Wyoming, Inc. - Class A (a)	1,289	78,088
Kansas City Southern (a)	1,644	111,808
Norfolk Southern Corp.	2,656	193,516
Union Pacific Corp.	1,863	197,366
		900,124
Tobacco - 6.90%
Altria Group, Inc.	6,306	186,973
British American Tobacco PLC - ADR	1,769	167,843
Lorillard, Inc.	1,734	197,676
Philip Morris International, Inc.	3,240	254,275
Reynolds American, Inc.	3,994	165,431
Universal Corp.	2,487	114,303
		1,086,501
TOTAL COMMON STOCKS (Cost $15,841,964)		$15,599,443
PREFERRED STOCKS - 0.74%
Food & Staples Retailing - 0.48%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	2,084	$75,920
Metals & Mining - 0.26%
Gerdau SA - ADR	5,185	40,495
TOTAL PREFERRED STOCKS (Cost $133,043)		$116,415

SHORT-TERM INVESTMENTS - 0.39%
Money Market Funds - 0.39%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	61,253	$61,253
TOTAL SHORT-TERM INVESTMENTS (Cost $61,253)		$61,253

Total Investments (Cost $16,036,260) - 100.18%		$15,777,111
Liabilities in Excess of Other Assets - (0.18)%		(28,681)
TOTAL NET ASSETS - 100.00%		$15,748,430

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$16,119,678
Gross unrealized appreciation	$1,263,013
Gross unrealized depreciation	(1,605,580)
Net unrealized appreciation	$(342,567)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2011
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$15,599,443	$-	$-	$15,599,443
Preferred Stocks	116,415	-	-	116,415
Money Market Funds	61,253	-	-	61,253

Total Investments in Securities	$15,777,111	$-	$-	$15,777,111

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.46%
Auto Components - 7.50%
Autoliv, Inc. (b)	1,470	$78,630
Cheng Shin Rubber Industry Co., Ltd. (b)	31,261	67,624
Johnson Controls, Inc.	2,796	87,403
Kenda Rubber Industrial Co., Ltd. (b)	81,959	81,745
Lear Corp.	2,263	90,067
Leoni AG (b)	1,019	33,960
Minth Group, Ltd. (b)	65,659	61,630
Plastic Omnium SA (b)	4,814	95,701
TRW Automotive Holdings Corp. (a)	2,696	87,890
		684,650
Chemicals - 4.76%
Chr. Hansen Holding A/S (b)	2,893	62,914
Dongyue Group (b)	86,000	56,694
HB Fuller Co.	2,630	60,779
Nippon Shokubai Co., Ltd. (b)	6,000	64,467
PolyOne Corp.	5,393	62,289
Rockwood Holdings, Inc. (a)	1,702	67,008
Zeon Corp. (b)	7,000	60,751
		434,902
Consumer Finance - 8.31%
Capital One Financial Corp.	2,320	98,113
Cash America International, Inc.	2,232	104,078
Credit Acceptance Corp. (a)	1,606	132,142
Credit Saison Co., Ltd. (b)	3,700	74,173
DFC Global Corp. (a)	1,908	34,458
Discover Financial Services	5,856	140,544
Ezcorp, Inc. - Class A (a)	1,386	36,549
International Personal Finance PLC (b)	12,263	32,661
Provident Financial PLC (b)	2,802	40,947
Samsung Card Co. (b)	1,944	65,644
		759,309
Food & Staples Retailing - 5.32%
Aeon Co., Ltd. (b)	3,200	43,945
CVS Caremark Corp.	1,671	68,144
Delhaize Group SA (b)	752	42,245
Empire Co., Ltd. - Class A (b)	372	21,584
J. Sainsbury PLC (b)	9,188	43,220
Kroger Co.	2,856	69,172
Matsumotokiyoshi Holdings Co. Ltd. (b)	1,100	22,266
Metcash, Ltd. (b)	10,740	44,379
Tsuruha Holdings, Inc. (b)	400	22,372
Valor Co., Ltd. (b)	1,400	21,772
Walgreen Co.	2,616	86,485
		485,584
Food Products - 5.75%
Archer-Daniels-Midland Co.	3,393	97,040
Bunge, Ltd.	1,463	83,684
Golden Agri-Resources, Ltd. (b)	193,052	106,420
GrainCorp, Ltd. (b)	12,675	101,767
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (b)	352,872	87,561
Tradewinds Malaysia Bhd (b)	15,330	48,553
		525,025
Health Care Providers & Services - 7.95%
Aetna, Inc.	2,284	96,362
AMERIGROUP Corp. (a)	938	55,417
CIGNA Corp.	1,981	83,202
Coventry Health Care, Inc. (a)	2,782	84,489
Health Net, Inc. (a)	1,941	59,045
Humana, Inc.	599	52,478
Magellan Health Services, Inc. (a)	932	46,106
UnitedHealth Group, Inc.	959	48,602
WellCare Health Plans, Inc. (a)	2,059	108,098
WellPoint, Inc.	1,394	92,353
		726,152
Leisure Equipment & Products - 2.74%
Hasbro, Inc.	1,758	56,063
Heiwa Corp. (b)	1,300	22,446
Mattel, Inc.	2,337	64,875
Merida Industry Co., Ltd. (b)	10,000	20,872
Nikon Corp. (b)	2,000	44,537
Tamron Co., Ltd. (b)	1,700	41,015
		249,808
Machinery - 1.52%
Ebara Corp. (b)	9,856	33,933
Mueller Industries, Inc.	2,735	105,079
		139,012
Media - 1.32%
Daiichikosho Co., Ltd. (b)	3,839	72,570
TV Azteca SAB de CV (b)	75,731	47,486
		120,056
Multiline Retail - 4.58%
David Jones, Ltd. (b)	15,403	37,337
Dillard's, Inc. - Class A	1,386	62,204
Hyundai Greenfood Co., Ltd. (b)	3,300	46,263
Intime Department Store Group Co., Ltd. (b)	38,000	38,897
Lifestyle International Holdings, Ltd. (b)	9,500	20,941
Macy's, Inc.	2,726	87,723
Marks & Spencer Group PLC (b)	8,486	40,986
Target Corp.	1,642	84,103
		418,454
Oil, Gas & Consumable Fuels - 11.18%
BP PLC - ADR	2,090	89,327
Chevron Corp.	1,033	109,911
China Petroleum & Chemical Corp. - ADR	1,107	116,290
ConocoPhillips	1,557	113,459
Hess Corp.	1,199	68,103
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	43,027	50,872
PTT PCL (b)	4,795	48,330
Repsol YPF SA (b)	3,033	93,171
Royal Dutch Shell PLC - ADR	1,547	113,070
Sasol, Ltd. - ADR	948	44,935
Statoil ASA - ADR	4,188	107,255
Suncor Energy, Inc. (b)	2,312	66,655
		1,021,378
Paper & Forest Products - 0.24%
China Forestry Holdings Co., Ltd. (b) (d)(e)	116,000	22,105
Pharmaceuticals - 9.04%
Abbott Laboratories	1,595	89,687
AstraZeneca PLC - ADR	2,595	120,122
Bristol-Myers Squibb Co.	2,357	83,061
Eli Lilly & Co.	3,184	132,327
Johnson & Johnson	1,176	77,122
Novartis AG - ADR	1,321	75,521
Pfizer, Inc.	4,109	88,919
Shire PLC - ADR	807	83,847
Teva Pharmaceutical Industries, Ltd. - ADR	1,849	74,626
		825,232
Road & Rail - 8.35%
Amerco, Inc. (a)	343	30,321
Avis Budget Group, Inc. (a)	3,186	34,154
ComfortDelGro Corp., Ltd. (b)	25,000	27,273
CSX Corp.	3,156	66,465
Dollar Thrifty Automotive Group, Inc. (a)	737	51,782
DSV A/S (b)	2,224	39,885
Firstgroup PLC (b)	8,672	45,520
Go-Ahead Group PLC (b)	1,061	22,755
Guangshen Railway Co., Ltd. (b)	52,000	18,412
Hitachi Transport System, Ltd. (b)	1,300	22,328
MTR Corp. (b)	13,500	43,716
Nippon Express Co., Ltd. (b)	11,000	42,874
Norfolk Southern Corp.	1,139	82,988
Ryder Systems, Inc.	875	46,498
Sankyu, Inc. (b)	6,000	22,684
Seino Holdings Corp. (b)	4,000	31,025
Stagecoach Group PLC (b)	7,093	29,940
Tokyu Corp. (b)	9,000	44,316
TransForce, Inc. (b)	1,181	15,012
Werner Enterprises, Inc.	1,867	44,995
		762,943
Semiconductors & Semiconductor Equipment - 0.49%
ASM Pacific Technology, Ltd. (b)	3,942	44,234
Trading Companies & Distributors - 2.40%
Applied Industrial Technologies, Inc.	2,824	99,320
WESCO International, Inc. (a)	2,259	119,750
		219,070
Water Utilities - 5.79%
American Water Works Co., Inc.	2,861	91,152
Beijing Enterprises Water Group, Ltd. (a)(b)	199,112	54,350
Cia de Saneamento Basico do Estado de Sao Paulo (b)	3,196	89,150
Cia de Saneamento de Minas Gerais-COPASA (b)	5,303	94,958
Guangdong Investment, Ltd. (b)	207,501	125,838
Severn Trent PLC (b)	3,168	73,601
		529,049
Wireless Telecommunication Services - 9.22%
America Movil SAB de CV - ADR	2,960	66,896
Axiata Group Bhd (b)	27,900	45,238
China Mobile, Ltd. (b)	9,000	87,954
Freenet AG (b)	3,951	51,136
KDDI Corp. (b)	12	77,173
M1, Ltd. (b)	27,236	52,496
MetroPCS Communications, Inc. (a)	4,240	36,803
Mobistar SA (b)	716	37,521
Rogers Communications, Inc. - Class B (b)	1,173	45,193
Softbank Corp. (b)	1,400	41,234
Telephone & Data Systems, Inc.	1,882	48,725
Tim Participacoes SA - ADR	3,379	87,178
Total Access Communication PCL (b)	38,800	85,471
Vodacom Group, Ltd. (b)	7,180	79,160
		842,178
TOTAL COMMON STOCKS (Cost $8,626,372)		$8,809,141

SHORT-TERM INVESTMENTS - 2.06%
Money Market Funds - 2.06%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	188,673	$188,673
TOTAL SHORT-TERM INVESTMENTS (Cost $188,673)		$188,673

Total Investments (Cost $8,815,045) - 98.52%		$8,997,814
Other Assets in Excess of Liabilities - 1.48%		134,943
TOTAL NET ASSETS - 100.00%		$9,132,757

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2011.
(d)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds due to a halt in trading of the security on January 26, 2011.
(e)	Illiquid Security. The fair value of these securities total $22,105, which represent 0.24% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2011
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$8,738,706	$48,330	$22,105	$8,809,141
Money Market Funds	188,673	-	-	188,673

Total Investments in Securities	$8,927,379	$48,330	$22,105	$8,997,814

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2011	$22,046
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	59
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of December 31, 2011	$22,105

Change in unrealized appreciation (depreciation) during the quarter for Level 3 investments held at December 31, 2011:	$59

The security is classified as a Level 3 security as the security is fair valued by the Board of Directors due to a halt in trading of the security on
January 26, 2011. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Clean Technology Fund
Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 96.10%
Auto Components - 9.95%
Amerigon, Inc. (a)	28,352	$404,300
Johnson Controls, Inc.	14,254	445,580
Tenneco, Inc. (a)	13,771	410,100
		1,259,980
Building Products - 1.46%
Ameresco, Inc. - Class A (a)	13,529	185,618
Chemicals - 15.31%
ADA-ES, Inc. (a)	32,723	740,849
LSB Industries, Inc. (a)	6,840	191,725
Mosaic Co.	8,114	409,189
OM Group, Inc. (a)	9,342	209,167
Umicore SA (b)	9,411	388,182
		1,939,112
Commercial Services & Supplies - 4.97%
Clean Harbors, Inc. (a)	2,068	131,793
Newalta Corp. (b)	40,820	497,253
		629,046
Construction & Engineering - 5.19%
Abengoa SA (b)	6,246	132,576
Aegion Corp. (a)	29,230	448,388
Layne Christensen Co. (a)	3,150	76,230
		657,194
Construction Materials - 1.61%
Headwaters, Inc. (a)	91,748	203,681
Electrical Equipment - 7.41%
Abb, Ltd. - ADR	22,754	428,458
Roper Industries, Inc.	5,877	510,535
		938,993
Electronic Equipment, Instruments & Components - 9.65%
Dialight PLC (b)	12,059	130,729
Horiba, Ltd. (b)	13,500	406,912
Kemet Corp. (a)	46,320	326,556
LPKF Laser & Electronics AG (b)	29,208	358,744
		1,222,941
Food Products - 3.98%
Cosan, Ltd. - Class A (b)	46,063	504,851
Internet Software & Services - 6.19%
World Energy Solutions, Inc. (a)	259,521	783,753
Machinery - 25.17%
CLARCOR, Inc.	9,750	487,402
Donaldson Co., Inc.	4,974	338,630
ESCO Technologies, Inc.	17,724	510,097
ITT Corp.	16,400	317,012
Kurita Water Industries, Ltd. (b)	15,300	397,557
Pall Corp.	5,217	298,152
Pentair, Inc.	9,326	310,463
Xylem, Inc.	20,621	529,753
		3,189,066
Oil, Gas & Consumable Fuels - 1.46%
Green Plains Renewable Energy, Inc. (a)	18,936	184,815
Software - 0.53%
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie (b)	3,530	66,716
Water Utilities - 3.22%
American Water Works Co., Inc.	2,391	76,177
Aqua America, Inc.	3,356	74,000
Cia de Saneamento Basico do Estado de Sao Paulo (b)	4,640	258,216
		408,393
TOTAL COMMON STOCKS (Cost $12,577,554)		$12,174,159

PREFERRED STOCKS - 4.28%
Electric Utilities - 4.28%
Cia Energetica de Minas Gerais - ADR	30,508	$542,737
TOTAL PREFERRED STOCKS (Cost $506,961)		$542,737

WARRANTS - 0.0%	Number of Warrants	Fair Value
Cereplast, Inc.
Expiration: December 10, 2015, Exercise Price: $4.44 (a)	107,000	$-
TOTAL WARRANTS (Cost $0)		$-

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 0.58%
Money Market Funds - 0.58%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	73,502	$73,502
TOTAL SHORT-TERM INVESTMENTS (Cost $73,502)		$73,502

Total Investments (Cost $13,158,017) - 100.96%		$12,790,398
Liabilities in Excess of Other Assets - (0.96)%		(121,845)
TOTAL NET ASSETS - 100.00%		$12,668,553

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Leuthold Global Clean Technology Fund
Cost of investments	$13,158,017
Gross unrealized appreciation	$939,874
Gross unrealized depreciation	(1,307,493)
Net unrealized appreciation	$(367,619)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2011
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$12,174,159	$-		$-	$12,174,159
Preferred Stocks	542,737	-		-	542,737
Warrants	-	0	*	-	-
Money Market Funds	73,502	-		-	73,502

Total Investments in Securities	$12,790,398	$-		$-	$12,790,398

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

* Warrants valued at $0 at December 31, 2011.

Leuthold Hedged Equity Fund
Schedule of Investments
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 49.70%
Biotechnology - 0.40%
Alexion Pharmaceuticals, Inc. (a)	315	$22,523
Capital Markets - 1.57%
Credit Suisse Group AG - ADR	1,215	28,528
Deutsche Bank AG (b)	869	32,900
UBS AG (a)(b)	2,249	26,606
		88,034
Chemicals - 2.83%
Agrium, Inc. (b)	171	11,476
American Vanguard Corp.	480	6,403
CF Industries Holdings, Inc.	159	23,052
Monsanto Co.	483	33,844
Mosaic Co.	520	26,224
Potash Corp. of Saskatchewan, Inc. (b)	505	20,846
Scotts Miracle-Gro Co. - Class A	171	7,984
Sociedad Quimica y Minera de Chile SA - ADR	187	10,070
Terra Nitrogen Co. LP	115	19,275
		159,174
Consumer Finance - 2.34%
Advance America Cash Advance Centers, Inc.	1,021	9,138
American Express Co.	386	18,208
Capital One Financial Corp.	629	26,600
Cash America International, Inc.	199	9,279
Discover Financial Services	969	23,256
Ezcorp, Inc. - Class A (a)	358	9,441
First Cash Financial Services, Inc. (a)	321	11,264
SLM Corp.	853	11,430
World Acceptance Corp. (a)	178	13,083
		131,699
Diversified Financial Services - 2.52%
Bank of America Corp.	3,912	21,750
Citigroup, Inc.	1,348	35,466
ING Group N.V. - ADR (a)	4,924	35,305
JPMorgan Chase & Co.	1,479	49,177
		141,698
Electronic Equipment, Instruments & Components - 0.39%
SYNNEX Corp. (a)	271	8,255
Tech Data Corp. (a)	271	13,390
		21,645
Energy Equipment & Services - 0.64%
Helmerich & Payne, Inc.	617	36,008
Food & Staples Retailing - 3.94%
Costco Wholesale Corp.	405	33,744
CVS Caremark Corp.	1,455	59,335
Pricesmart, Inc.	315	21,921
Rite Aid Corp. (a)	10,623	13,385
Walgreen Co.	1,481	48,962
Wal-Mart Stores, Inc.	738	44,103
		221,450
Health Care Providers & Services - 7.60%
Aetna, Inc.	701	29,575
AMERIGROUP Corp. (a)	821	48,505
Centene Corp. (a)	293	11,600
CIGNA Corp.	1,010	42,420
Coventry Health Care, Inc. (a)	1,654	50,232
Health Net, Inc. (a)	641	19,499
Humana, Inc.	780	68,336
Magellan Health Services, Inc. (a)	466	23,053
UnitedHealth Group, Inc.	1,037	52,555
WellCare Health Plans, Inc. (a)	444	23,310
WellPoint, Inc.	872	57,770
		426,855
Health Care Technology - 1.99%
Allscripts Healthcare Solutions, Inc. (a)	1,448	27,425
Cerner Corp. (a)	562	34,423
Computer Programs & Systems, Inc.	126	6,440
HealthStream, Inc. (a)	317	5,849
Omnicell, Inc. (a)	349	5,765
SXC Health Solutions Corp. (a)	480	27,110
Transcend Services, Inc. (a)	201	4,770
		111,782
IT Services - 3.20%
Alliance Data Systems Corp. (a)	112	11,630
Cardtronics, Inc. (a)	489	13,232
Convergys Corp. (a)	849	10,842
DST Systems, Inc.	240	10,925
Fiserv, Inc. (a)	293	17,211
Global Payments, Inc.	324	15,351
Jack Henry & Associates, Inc.	445	14,957
Mastercard, Inc. - Class A	59	21,996
NeuStar, Inc. - Class A (a)	361	12,335
Total System Services, Inc.	579	11,325
Visa, Inc. - Class A	215	21,829
Western Union Co.	987	18,023
		179,656
Metals & Mining - 3.30%
Alcoa, Inc.	4,145	35,854
Allegheny Technologies, Inc.	159	7,600
Aluminum Corp. of China, Ltd. - ADR	744	8,035
Century Aluminum Co. (a)	1,012	8,612
Cliffs Natural Resources, Inc.	318	19,827
Kaiser Aluminum Corp.	386	17,710
Noranda Aluminum Holding Corp.	875	7,219
POSCO - ADR	125	10,263
Reliance Steel & Aluminum Co.	455	22,154
Schnitzer Steel Industries Inc. - Class A	305	12,895
Steel Dynamics, Inc.	442	5,812
Vale SA - ADR	844	18,104
Worthington Industries, Inc.	704	11,532
		185,617
Multiline Retail - 5.92%
Big Lots, Inc. (a)	564	21,297
Dillard's, Inc. - Class A	762	34,198
Dollar General Corp. (a)	496	20,405
Dollar Tree, Inc. (a)	313	26,013
Family Dollar Stores, Inc.	292	16,837
JC Penney Co., Inc.	1,324	46,539
Kohl's Corp.	799	39,431
Macy's, Inc.	1,664	53,547
Nordstrom, Inc.	945	46,976
Target Corp.	536	27,454
		332,697
Oil, Gas & Consumable Fuels - 1.48%
CVR Energy, Inc. (a)	460	8,616
Delek US Holdings, Inc.	741	8,455
HollyFrontier Corp.	480	11,232
Marathon Petroleum Corp.	329	10,952
Tesoro Corp. (a)	587	13,712
Valero Energy Corp.	629	13,240
Western Refining, Inc. (a)	444	5,901
World Fuel Services Corp.	265	11,125
		83,233
Pharmaceuticals - 5.20%
AstraZeneca PLC - ADR	573	26,524
Bristol-Myers Squibb Co.	1,043	36,755
Eli Lilly & Co.	769	31,960
Jazz Pharmaceuticals PLC (a)(b)	539	20,821
Medicines Co. (a)	561	10,457
Medicis Pharmaceutical Corp. - Class A	539	17,922
Merck & Co., Inc.	803	30,273
Novartis AG - ADR	529	30,243
Pfizer, Inc.	1,576	34,105
Viropharma, Inc. (a)	701	19,200
Watson Pharmaceuticals, Inc. (a)	561	33,851
		292,111
Road & Rail - 2.88%
Canadian National Railway Co. (b)	295	23,175
CSX Corp.	1,621	34,139
Genesee & Wyoming, Inc. - Class A (a)	231	13,994
Kansas City Southern (a)	295	20,063
Norfolk Southern Corp.	477	34,754
Union Pacific Corp.	334	35,384
		161,509
Tobacco - 3.50%
Altria Group, Inc.	1,140	33,801
British American Tobacco PLC - ADR	320	30,362
Lorillard, Inc.	313	35,682
Philip Morris International, Inc.	588	46,146
Reynolds American, Inc.	722	29,905
Universal Corp.	451	20,728
		196,624
TOTAL COMMON STOCKS (Cost $2,772,926)		$2,792,315
PREFERRED STOCKS - 0.37%
Food & Staples Retailing - 0.24%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	371	$13,515
Metals & Mining - 0.13%
Gerdau SA - ADR	922	7,201
TOTAL PREFERRED STOCKS (Cost $23,296)		$20,716

SHORT-TERM INVESTMENTS - 0.50%
Money Market Funds - 0.50%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	28,282	$28,282
TOTAL SHORT-TERM INVESTMENTS (Cost $28,282)		$28,282

Total Investments (Cost $2,824,504) - 50.57%		$2,841,313
Other Assets in Excess of Liabilities - 49.43% (d)		2,776,884
TOTAL NET ASSETS - 100.00%		$5,618,197

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2011.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Hedged Equity Fund
Schedule of Securities Sold Short - (a)
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 43.10%
Aerospace & Defense - 0.16%
DigitalGlobe, Inc.	537	$9,188
Airlines - 0.68%
United Continental Holdings, Inc.	2,022	38,155
Automobiles - 0.88%
Toyota Motor Corp. - ADR	746	49,333
Building Products - 0.64%
Lennox International, Inc.	630	21,262
USG Corp.	1,423	14,458
		35,720
Capital Markets - 2.63%
Blackstone Group LP	2,800	39,228
Goldman Sachs Group, Inc.	488	44,130
Greenhill & Co., Inc.	358	13,020
Jefferies Group, Inc.	2,032	27,940
Stifel Financial Corp.	730	23,397
		147,715
Chemicals - 0.24%
Chemtura Corp.	1,192	13,517
Commercial Banks - 0.22%
Wintrust Financial Corp.	437	12,258
Commercial Services & Supplies - 0.53%
Geo Group, Inc.	798	13,367
Ritchie Bros Auctioneers, Inc. (b)	753	16,626
		29,993
Communications Equipment - 3.36%
Acme Packet, Inc.	1,192	36,845
Aruba Networks, Inc.	1,737	32,169
Ciena Corp.	3,677	44,492
JDS Uniphase Corp.	3,919	40,914
Riverbed Technology, Inc.	1,451	34,099
		188,519
Computers & Peripherals - 0.69%
NetApp, Inc.	1,061	38,482
Construction & Engineering - 0.42%
The Shaw Group, Inc.	882	23,726
Construction Materials - 1.37%
Eagle Materials, Inc.	462	11,855
Texas Industries, Inc.	411	12,651
Vulcan Materials Co.	1,335	52,532
		77,038
Containers & Packaging - 0.73%
Rock-Tenn Co. - Class A	706	40,736
Diversified Telecommunication Services - 0.45%
TW Telecom, Inc.	1,302	25,233
Electronic Equipment, Instruments & Components - 0.69%
AU Optronics Corp. - ADR	5,634	24,339
LG Display Co., Ltd. - ADR	1,356	14,279
		38,618
Energy Equipment & Services - 0.70%
Dril-Quip, Inc.	599	39,426
Health Care Equipment & Supplies - 0.52%
Align Technology, Inc.	730	17,319
HeartWare International, Inc.	176	12,144
		29,463
Health Care Providers & Services - 0.27%
Brookdale Senior Living, Inc.	884	15,373
Hotels, Restaurants & Leisure - 1.96%
Arcos Dorados Holdings, Inc. - Class A (b)	1,250	25,662
Home Inns & Hotels Management, Inc. - ADR	941	24,278
Marriott International, Inc. - Class A	1,339	39,059
Orient-Express Hotels Ltd. - Class A (b)	1,050	7,843
Vail Resorts, Inc.	319	13,513
		110,355
Household Durables - 4.24%
D.R. Horton, Inc.	3,216	40,554
MDC Holdings, Inc.	1,503	26,498
Mohawk Industries, Inc.	801	47,940
NVR, Inc.	50	34,300
PulteGroup, Inc.	5,584	35,235
Sony Corp. - ADR	1,537	27,727
Toll Brothers, Inc.	1,268	25,893
		238,147
Independent Power Producers & Energy Traders - 0.69%
Calpine Corp.	2,360	38,539
Industrial Conglomerates - 0.68%
Koninklijke Philips Electronics N.V. - NYS	1,810	37,920
Insurance - 3.05%
Aspen Insurance Holdings, Ltd. (b)	655	17,357
China Life Insurance Co., Ltd. - ADR	987	36,489
PartnerRe, Ltd. (b)	630	40,452
Platinum Underwriters Holdings, Ltd. (b)	369	12,587
RenaissanceRe Holdings, Ltd. (b)	613	45,589
Validus Holdings Ltd. (b)	601	18,932
		171,406
Internet Software & Services - 1.36%
LogMeIn, Inc.	331	12,760
MercadoLibre, Inc. (b)	534	42,474
WebMD Health Corp.	571	21,441
		76,675
Life Sciences Tools & Services - 0.74%
Illumina, Inc.	1,372	41,819
Media - 2.50%
Imax Corp. (b)	1,835	33,635
Lamar Advertising Co. - Class A	596	16,390
Liberty Global, Inc. - Class A	719	29,501
Live Nation Entertainment, Inc.	2,329	19,354
Virgin Media, Inc.	1,940	41,477
		140,357
Metals & Mining - 0.41%
Ivanhoe Mines, Ltd. (b)	1,304	23,107
Oil, Gas & Consumable Fuels - 2.72%
Carrizo Oil & Gas, Inc.	1,551	40,869
Inergy LP	672	16,410
McMoRan Exploration Co.	2,309	33,596
Quicksilver Resources, Inc.	5,705	38,280
Teekay Corp. (b)	882	23,576
		152,731
Paper & Forest Products - 0.77%
Louisiana-Pacific Corp.	5,367	43,312
Professional Services - 0.36%
IHS, Inc. - Class A	237	20,420
Real Estate Investment Trusts (REITs) - 3.63%
American Tower Corp.	727	43,627
Boston Properties, Inc.	284	28,286
Brandywine Realty Trust	3,267	31,037
Corporate Office Properties Trust	742	15,775
DiamondRock Hospitality Co.	1,730	16,677
ProLogis, Inc.	1,402	40,083
Ventas, Inc.	512	28,227
		203,712
Semiconductors & Semiconductor Equipment - 2.25%
Cree, Inc.	1,596	35,176
Micron Technology, Inc.	7,715	48,527
NXP Semiconductor N.V. (b)	1,671	25,683
Power Integrations, Inc.	512	16,978
		126,364
Software - 1.73%
RealPage, Inc.	649	16,400
Salesforce.com, Inc.	308	31,250
Synchronoss Technologies, Inc.	397	11,994
Take-Two Interactive Software, Inc.	995	13,482
Taleo Corp. - Class A	622	24,065
		97,191
Wireless Telecommunication Services - 0.83%
SBA Communications Corp. - Class A	1,090	46,826
TOTAL COMMON STOCKS (Proceeds $2,484,300)		$2,421,374
PREFERRED STOCKS - 0.19%
Airlines - 0.19%
Gol Linhas Aereas Inteligentes SA - ADR	1,640	$10,873
TOTAL PREFERRED STOCKS (Proceeds $13,580)		$10,873

RIGHTS - 0.0%
Gol Linhas Aereas Inteligentes SA - ADR
Expiration: January 20, 2012, Exercise Price: $13.02	82	$-
TOTAL RIGHTS (Proceeds $0)		$-

INVESTMENT COMPANIES - 6.26%
Exchange Traded Funds - 6.26%
iShares Russell 2000 Index Fund	1,221	$89,975
SPDR Dow Jones Industrial Average ETF Trust	2,148	261,734
TOTAL INVESTMENT COMPANIES (Proceeds $339,556)		$351,709

TOTAL SECURITIES SOLD SHORT
(Proceeds $2,837,436) - 49.55%		$2,783,956

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Leuthold Hedged Equity Fund
Cost of investments	$2,869,128
Gross unrealized appreciation	$197,588
Gross unrealized depreciation	(225,403)
Net unrealized appreciation	$(27,815)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2011
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks	$2,792,315	$-		$-	$2,792,315
Preferred Stocks	20,716	-		-	20,716
Money Market Funds	28,282	-		-	28,282

Total Investments in Securities	$2,841,313	$-		$-	$2,841,313

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks - Short	$2,421,374	$-		$-	$2,421,374
Preferred Stocks - Short	10,873	-		-	10,873
Rights - Short	-	0	*	-	-
Exchange Traded Funds - Short	351,709	-		-	351,709

Total Securities Sold Short	$2,783,956	$-		$-	$2,783,956

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

* Rights valued at $0 at December 31, 2011.

Grizzly Short Fund
Schedule of Investments
December 31, 2011 (Unaudited)

SHORT-TERM INVESTMENTS - 7.57%	Shares	Fair Value
Money Market Funds - 7.57%
Fidelity Institutional Money Market Fund - Government Portfolio
0.01% (c)	18,276,608	$18,276,608
TOTAL SHORT-TERM INVESTMENTS (Cost $18,276,608)		$18,276,608

Total Investments (Cost $18,276,608) - 7.57%		$18,276,608
Other Assets in Excess of Liabilities - 92.43% (d)		223,068,215
TOTAL NET ASSETS - 100.00%		$241,344,823

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of December 31, 2011.
(d)	All or a portion of the assets have been committed as collateral for open securities sold short

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor
Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
December 31, 2011 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 84.98%
Aerospace & Defense - 0.32%
DigitalGlobe, Inc.	45,499	$778,488
Airlines - 1.34%
United Continental Holdings, Inc.	170,990	3,226,581
Automobiles - 1.73%
Toyota Motor Corp. - ADR	63,074	4,171,084
Building Products - 1.24%
Lennox International, Inc.	52,890	1,785,037
USG Corp.	119,573	1,214,862
		2,999,899
Capital Markets - 5.19%
Blackstone Group LP	235,298	3,296,525
Goldman Sachs Group, Inc.	41,803	3,780,245
Greenhill & Co., Inc.	30,305	1,102,193
Jefferies Group, Inc.	171,647	2,360,146
Stifel Financial Corp.	61,760	1,979,408
		12,518,517
Chemicals - 0.47%
Chemtura Corp.	100,853	1,143,673
Commercial Banks - 0.43%
Wintrust Financial Corp.	36,793	1,032,044
Commercial Services & Supplies - 1.05%
Geo Group, Inc.	67,345	1,128,029
Ritchie Bros Auctioneers, Inc. (b)	63,731	1,407,180
		2,535,209
Communications Equipment - 6.70%
Acme Packet, Inc.	102,906	3,180,824
Aruba Networks, Inc.	146,926	2,721,070
Ciena Corp.	325,882	3,943,172
JDS Uniphase Corp.	329,304	3,437,934
Riverbed Technology, Inc.	122,781	2,885,353
		16,168,353
Computers & Peripherals - 1.35%
NetApp, Inc.	89,765	3,255,777
Construction & Engineering - 0.83%
The Shaw Group, Inc.	74,325	1,999,343
Construction Materials - 2.74%
Cemex SAB de CV - ADR	1	2
Eagle Materials, Inc.	39,175	1,005,231
Texas Industries, Inc.	38,025	1,170,409
Vulcan Materials Co.	112,843	4,440,372
		6,616,014
Containers & Packaging - 1.43%
Rock-Tenn Co. - Class A	60,035	3,464,020
Diversified Telecommunication Services - 0.88%
TW Telecom, Inc.	109,558	2,123,234
Electronic Equipment, Instruments & Components - 1.35%
AU Optronics Corp. - ADR	476,833	2,059,919
LG Display Co., Ltd. - ADR	113,957	1,199,967
		3,259,886
Energy Equipment & Services - 1.37%
Dril-Quip, Inc.	50,308	3,311,273
Health Care Equipment & Supplies - 1.02%
Align Technology, Inc.	61,349	1,455,505
HeartWare International, Inc.	14,537	1,003,053
		2,458,558
Health Care Providers & Services - 0.54%
Brookdale Senior Living, Inc.	74,818	1,301,085
Hotels, Restaurants & Leisure - 3.85%
Arcos Dorados Holdings, Inc. - Class A (b)	105,064	2,156,964
Home Inns & Hotels Management, Inc. - ADR	79,253	2,044,727
Marriott International, Inc. - Class A	112,526	3,282,383
Orient-Express Hotels Ltd. - Class A (b)	88,534	661,349
Vail Resorts, Inc.	26,938	1,141,094
		9,286,517
Household Durables - 8.38%
D.R. Horton, Inc.	271,267	3,420,677
MDC Holdings, Inc.	126,969	2,238,463
Mohawk Industries, Inc.	67,323	4,029,282
NVR, Inc.	4,435	3,042,410
PulteGroup, Inc.	471,659	2,976,168
Sony Corp. - ADR	129,762	2,340,906
Toll Brothers, Inc.	106,766	2,180,162
		20,228,068
Independent Power Producers & Energy Traders - 1.35%
Calpine Corp.	199,406	3,256,300
Industrial Conglomerates - 1.33%
Koninklijke Philips Electronics N.V. - NYS	153,086	3,207,152
Insurance - 5.88%
Aspen Insurance Holdings, Ltd. (b)	55,025	1,458,162
China Life Insurance Co., Ltd. - ADR	83,852	3,100,008
PartnerRe, Ltd. (b)	48,866	3,137,686
Platinum Underwriters Holdings, Ltd. (b)	30,880	1,053,317
RenaissanceRe Holdings, Ltd. (b)	51,576	3,835,707
Validus Holdings Ltd. (b)	50,673	1,596,200
		14,181,080
Internet Software & Services - 2.72%
LogMeIn, Inc.	28,088	1,082,793
MercadoLibre, Inc. (b)	45,991	3,658,124
WebMD Health Corp.	48,291	1,813,327
		6,554,244
Life Sciences Tools & Services - 1.50%
Illumina, Inc.	118,407	3,609,045
Media - 4.97%
Imax Corp. (b)	160,559	2,943,046
Lamar Advertising Co. - Class A	50,180	1,379,950
Liberty Global, Inc. - Class A	60,857	2,496,963
Live Nation Entertainment, Inc.	194,971	1,620,209
Virgin Media, Inc.	166,555	3,560,946
		12,001,114
Metals & Mining - 0.81%
Ivanhoe Mines, Ltd. (b)	110,379	1,955,916
Oil, Gas & Consumable Fuels - 5.38%
Carrizo Oil & Gas, Inc.	130,315	3,433,800
Inergy LP	56,914	1,389,840
McMoRan Exploration Co.	195,135	2,839,214
Quicksilver Resources, Inc.	494,408	3,317,478
Teekay Corp. (b)	74,736	1,997,693
		12,978,025
Paper & Forest Products - 1.52%
Louisiana-Pacific Corp.	455,986	3,679,807
Professional Services - 0.71%
IHS, Inc. - Class A	19,793	1,705,365
Real Estate Investment Trusts (REITs) - 7.14%
American Tower Corp.	61,514	3,691,455
Boston Properties, Inc.	24,082	2,398,567
Brandywine Realty Trust	275,866	2,620,727
Corporate Office Properties Trust	62,828	1,335,724
DiamondRock Hospitality Co.	146,433	1,411,614
ProLogis, Inc.	118,674	3,392,890
Ventas, Inc.	43,363	2,390,602
		17,241,579
Semiconductors & Semiconductor Equipment - 4.41%
Cree, Inc.	134,279	2,959,509
Micron Technology, Inc.	651,436	4,097,532
NXP Semiconductor N.V. (b)	140,402	2,157,979
Power Integrations, Inc.	43,363	1,437,917
		10,652,937
Software - 3.41%
RealPage, Inc.	54,779	1,384,265
Salesforce.com, Inc.	26,117	2,649,831
Synchronoss Technologies, Inc.	33,314	1,006,416
Take-Two Interactive Software, Inc.	85,596	1,159,826
Taleo Corp. - Class A	52,480	2,030,451
		8,230,789
Wireless Telecommunication Services - 1.64%
SBA Communications Corp. - Class A	92,229	3,962,158
TOTAL COMMON STOCKS (Proceeds $204,965,382)		$205,093,134
PREFERRED STOCKS - 0.38%
Airlines - 0.38%
Gol Linhas Aereas Inteligentes SA - ADR	137,827	$913,793
TOTAL PREFERRED STOCKS (Proceeds $1,141,282)		$913,793

RIGHTS - 0.00%
Gol Linhas Aereas Inteligentes SA - ADR
Expiration: January 20, 2012, Exercise Price: $13.02	6,865	$-
TOTAL RIGHTS (Proceeds $0)		$-

INVESTMENT COMPANIES - 12.22%
Exchange Traded Funds - 12.22%
iShares Russell 2000 Index Fund	102,428	$7,547,919
SPDR Dow Jones Industrial Average ETF Trust	180,190	21,956,152
TOTAL INVESTMENT COMPANIES (Proceeds $28,530,732)		$29,504,071

TOTAL SECURITIES SOLD SHORT
(Proceeds $234,637,396) - 97.58%		$235,510,998

Percentages are stated as a percent of net assets.
ADR	American Depository Receipt
NYS	New York Registered Shares
(a)	All securities sold short are non-income producing.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Leuthold Grizzly Short Fund
Cost of investments	$18,276,608
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at December 31, 2011
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the following three levels:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

Investments at Fair Value	Level 1	Level 2		Level 3	Total
Money Market Funds	$18,276,608	$-		$-	$18,276,608

Total Investments in Securities	$18,276,608	$-		$-	$18,276,608

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3	Total
Common Stocks - Short	$205,093,134	$-		$-	$205,093,134
Preferred Stocks - Short	913,793	-		-	913,793
Rights - Short	-	0	*	-	-
Exchange Traded Funds - Short	29,504,071	-		-	29,504,071

Total Securities Sold Short	$235,510,998	$-		$-	$235,510,998

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period. The basis for recognizing and valuing transfers is as of the end of the priod in which transfers occur.

* Rights valued at $0 at December 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Leuthold Funds, Inc.

By (Signature and Title)  /s/ John Mueller
                                               John Mueller, President

Date          2/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
                                                    John Mueller, President

Date          2/28/12

By (Signature and Title)*  /s/ Holly J. Weiss
                                                    Holly J. Weiss, Treasurer

Date          2/28/12

* Print the name and title of each signing officer under his or her signature.